As filed with the Securities and Exchange Commission on August 9, 2002


                                                              File No. 333-31320
                                                                       811-03488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
   Pre-Effective Amendment No.                                               |_|

   Post-Effective Amendment No. 6                                            |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


   Amendment No. 7                                                           |X|


                        (Check appropriate box or boxes.)

                             ----------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                             ----------------------

                         PHOENIX LIFE INSURANCE COMPANY
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------


               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------


                                Richard J. Wirth
                         Phoenix Life Insurance Company
                          One American Row, PO Box 5056
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------


   It is proposed that this filing will become effective (check appropriate box)

   [X] immediately upon filing pursuant to paragraph (b) of Rule 485 | | on __________ pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:

   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                            RETIREMENT PLANNER'S EDGE

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY



PROSPECTUS                                                        AUGUST 9, 2002



    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.



THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Aberdeen New Asia Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
   [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series

   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series

   [diamond] Phoenix-MFS Investors Growth Stock Series [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series

   [diamond] Phoenix-State Street Research Small-Cap Growth Series

   [diamond] Phoenix-Van Kampen Focus Equity Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies


(1) Not available to new investors.

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated August 9, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on below.



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT: [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                        PO Box 8027
                                                        Boston, MA 02266-8027
                                           [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
--------------------------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHOENIX AND THE ACCOUNT ..................................    8

INVESTMENTS OF THE ACCOUNT................................    9

GIA.......................................................   12
PURCHASE OF CONTRACTS.....................................   12
DEDUCTIONS AND CHARGES....................................   13
   Daily Deductions from the Separate Account.............   13
     Premium Tax..........................................   13
     Mortality and Expense Risk Fee.......................   13
     Administrative Fee...................................   13
     Administrative Charge................................   13

   Reduced Charges, Credits and Bonus Guaranteed
       Interest Rates.....................................   14
     Other Charges........................................   14

THE ACCUMULATION PERIOD...................................   14
   Accumulation Units.....................................   14
   Accumulation Unit Values...............................   14
   Transfers..............................................   14
   Optional Programs and Benefits.........................   15
       Dollar Cost Averaging Program......................   15
       Asset Rebalancing Program..........................   15
       Guaranteed Minimum Income Benefit Rider
        ("GMIB")..........................................   15
   Surrender of Contract; Partial Withdrawals.............   17
   Lapse of Contract......................................   17

   Payment Upon Death Before Maturity Date................   18

THE ANNUITY PERIOD........................................   18
   Variable Accumulation Annuity Contracts................   18

   Annuity Payment Options ...............................   19

   Other Options and Rates................................   20
   Other Conditions.......................................   20

   Payment Upon Death After Maturity Date.................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21

   Valuation Period.......................................   21
   Accumulation Unit Value................................   21
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Deferment of Payment ..................................   21
   Free Look Period.......................................   21

   Amendments to Contracts................................   22

   Substitution of Fund Shares............................   22
   Ownership of the Contract..............................   22
FEDERAL INCOME TAXES......................................   22
   Introduction...........................................   22
   Income Tax Status......................................   22
   Taxation of Annuities in General--Non-Qualified Plans..   22
     Surrenders or Withdrawals Prior to the Contract

        Maturity Date.....................................   23
     Surrenders or Withdrawals On or After the
        Contract Maturity Date............................   23

     Penalty Tax on Certain Surrenders and Withdrawals....   23
   Additional Considerations..............................   23
   Diversification Standards..............................   24

   Taxation of Annuities in General--Qualified Plans......   25

     Tax Sheltered Annuities ("TSAs").....................   26
     Keogh Plans..........................................   27
     Individual Retirement Accounts.......................   27
     Corporate Pension and Profit-Sharing Plans...........   27
     Deferred Compensation Plans With Respect to
        Service For State and Local Governments and
        Tax Exempt Organizations..........................   27
     Penalty Tax on Certain Surrenders and
        Withdrawals from Qualified Plans..................   27
     Seek Tax Advice......................................   28
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   28
STATE REGULATION..........................................   28

REPORTS...................................................   29
VOTING RIGHTS.............................................   29

LEGAL MATTERS.............................................   29
SAI.......................................................   29
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES..................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS.....................  B-1
APPENDIX C--FINANCIAL HIGHLIGHTS..........................  C-1

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                             ALL SUBACCOUNTS

Sales Charges Imposed on Purchases..........................          None
Deferred Surrender Charges..................................          None
Subaccount Transfer Charge..................................          None*




ANNUAL ADMINISTRATIVE CHARGE

    Maximum.................................................          $35


GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE(1) (as a
percentage of the guaranteed annuitization value)...........          .40%




SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)


    Mortality and Expense Risk Fee.........................          1.275%
    Daily Administrative Fee...............................           .125%
                                                                     ------

    Total Separate Account Annual Expenses.................          1.40%














(1) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.

* The company has reserved the right to charge up to $20 per transfer in excess of two transfers per contract year.

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                           OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12b-1      BEFORE         BEFORE          AFTER           AFTER
                      SERIES                            FEE      FEES    REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                      0.75%      N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                           1.00%      N/A        1.41%          2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                       0.85%      N/A        2.28%          3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)        0.85%      N/A        2.34%          3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                          0.35%      N/A        0.77%          1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)             0.35%      N/A        2.00%          2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)     0.75%      N/A        0.41%          1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                  0.63%      N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)          0.90%      N/A        1.23%          2.13%          0.25%           1.15%
Phoenix-Goodwin Money Market (3, 7)                     0.40%      N/A        0.20%          0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)        0.50%      N/A        0.21%          0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                   0.70%      N/A        0.30%          1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)      0.45%      N/A        0.25%          0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                    0.80%      N/A        0.71%          1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                             0.85%      N/A        0.34%          1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 9)                     0.70%      N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 9)            0.90%      N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 9)       0.90%      N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 9)                   0.90%      N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 9)                    0.80%      N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 9)               0.75%      N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 9)              0.75%      N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 9)                0.85%      N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)            0.75%      N/A        2.99%          3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                   0.75%      N/A        3.34%          4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                             0.75%      N/A        1.85%          2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                 0.70%      N/A        0.23%          0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)            0.58%      N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)              0.90%      N/A        1.90%          2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)          1.05%      N/A        0.49%          1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)        1.05%      N/A        1.28%          2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                    0.80%      N/A        0.30%          1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                   0.75%      N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 9)   0.85%      N/A        0.70%          1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                  0.85%      N/A        2.33%          3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.

(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.

(8) This series has been in existence for less than 1 year; therefore, the series' operating expenses are for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

 ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                         OTHER
                                                                         OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT   RULE      EXPENSES      FUND EXPENSES    EXPENSES     FUND EXPENSES
                                                  MANAGEMENT  12b-1       BEFORE          BEFORE         AFTER           AFTER
                     SERIES                           FEE     FEES (5) REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------


(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.

(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following table is meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

Example: Whether you surrender, annuitize or do not surrender your contract, you would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the series.

---------------------------------------------------------------------------------------------------------------------
                                                                    1 Year      3 Years     5 Years      10 Years
---------------------------------------------------------------------------------------------------------------------

  Phoenix-Aberdeen International Series                              $30          $93        $158          $332
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                    44          133         223           453
---------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                                   51          153         255           508
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series                    52          155         257           513
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                      31           96         163           341
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series                         43          131         220           448
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series                 32           97         164           345
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                              27           84         143           303
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                      41          125         210           430
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                                 26           80         137           291
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series                    27           84         142           302
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                               30           92         157           330
---------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series                  27           83         142           301
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                35          107         181           377
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                         32           98         166           348
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Large-Cap Core Series                                 32           99          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series                        40          122          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series                   44          134          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard Small-Cap Value Series                               41          123          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard U.S. Multi-Cap Series                                38          114          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Bond-Debenture Series                           41          123          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Large-Cap Value Series                          35          106          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Lord Abbett Mid-Cap Value Series                            38          117          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                           57          170         281           552
---------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                                  60          179         295           575
---------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                            46          138         231           468
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth and Income Series                           29           90         153           323
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                        27           84         142           302
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                       48          144         240           483
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                      35          108         183           379
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series                    43          131         219           446
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                31           95         162           339
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                               30           91         155           326
---------------------------------------------------------------------------------------------------------------------
  Phoenix-State Street Research Small-Cap Growth Series               36          108          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                              52          154         257           512
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                  29           88         149           316
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                        29           88         149           316
---------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                           29           90         153           322
---------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II                    28           84         144           305
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                  28           85         145           307
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                         28           86         146           309
---------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                  28           86         146           310
---------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                28           86         146           309
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                       30           93         159           334
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                                   32           97         164           345
---------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                                    31           95         162           339
---------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                               28           87         147           312
---------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                                   23           72         123           263
---------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                33          101         172           359
---------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                35          105         178           371
---------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                      34          105         177           369
---------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                       33          102         173           360
---------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                       30           92         156           329
---------------------------------------------------------------------------------------------------------------------


The purpose of the table above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but does not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the contract, the Account and the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.

Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix A.

The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section titled "GIA."

    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum initial payment is $20,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections, "GIA" and "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).


WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."


DEDUCTIONS AND CHARGES

FROM THE ACCOUNT

[diamond] Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

[diamond] Premium Taxes--taken from the contact value upon annuitization.
          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax" and Appendix A.

[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. For more information see the SAI and the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171. Please see Appendix C.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after 1 and 5 years. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by us is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case we will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts or GIA.


PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of a Fund:

THE PHOENIX EDGE SERIES FUND
     PHOENIX-ABERDEEN INTERNATIONAL SERIES: The series seeks a high total return consistent with reasonable risk.

     PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

     PHOENIX-AIM MID CAP EQUITY SERIES: The series seeks long-term growth of capital.

     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The series seeks long-term capital growth.


     PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) (the "Index") before fund expenses.


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The series seeks capital appreciation and income with approximately equal emphasis.


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The series seeks to achieve intermediate and long-term growth of capital appreciation with income as a secondary consideration.


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.


     PHOENIX-GOODWIN MONEY MARKET SERIES: The series seeks to provide maximum current income consistent with capital preservation and liquidity.

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


     PHOENIX-HOLLISTER VALUE EQUITY SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.


     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization within the market sectors found in the S&P 500.

     PHOENIX-JANUS FLEXIBLE INCOME SERIES: The series seeks to obtain maximum total return, consistent with preservation of capital.

     PHOENIX-JANUS GROWTH SERIES: The series seeks long-term growth of capital in a manner consistent with the preservation of capital.


     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

     PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

     PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The series seeks dividend growth, current income and capital appreciation.


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The series seeks high total return over an extended period of time consistent with prudent investment risk.


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital growth through investment in equity securities of foreign and U.S. companies.


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The series seeks long-term capital appreciation with current income as a secondary consideration.


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued with current income as a secondary consideration.

     PHOENIX-SENECA MID-CAP GROWTH SERIES: The series seeks capital appreciation.


     PHOENIX-SENECA STRATEGIC THEME SERIES: The series seeks long-term capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


     PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The series seeks capital appreciation by investing primarily in equity securities.

AIM VARIABLE INSURANCE FUNDS
     AIM V.I. CAPITAL APPRECIATION FUND: The fund seeks growth of capital.


     AIM V.I. PREMIER EQUITY FUND: The fund seeks to achieve long-term growth of capital with income as a secondary consideration.


THE ALGER AMERICAN FUND
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The portfolio seeks long-term capital appreciation.

FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The fund seeks current income.

     FEDERATED HIGH INCOME BOND FUND II: The fund seeks high current income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO: The portfolio seeks long-term capital appreciation.

     VIP GROWTH OPPORTUNITIES PORTFOLIO: The portfolio seeks to provide capital growth.

     VIP GROWTH PORTFOLIO: The portfolio seeks to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     MUTUAL SHARES SECURITIES FUND: The fund seeks capital appreciation with income as a secondary objective.


     TEMPLETON FOREIGN SECURITIES FUND: The fund seeks long-term capital growth.


     TEMPLETON GROWTH SECURITIES FUND: The fund seeks long-term capital growth.

SCUDDER VIT FUNDS
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index").

     SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     TECHNOLOGY PORTFOLIO: The portfolio seeks long-term capital appreciation.

WANGER ADVISORS TRUST
     WANGER FOREIGN FORTY: The fund seeks long-term capital growth.

     WANGER INTERNATIONAL SMALL CAP: The fund seeks long-term capital growth.

     WANGER TWENTY: The fund seeks long-term capital growth.

     WANGER U.S. SMALLER COMPANIES: The fund seeks long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series

Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series

Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Aberdeen Fund Managers, Inc.
o    Phoenix-Aberdeen International Series
Roger Engemann & Associates, Inc. ("Engemann")
o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Kayne Anderson Rudnick Investment Management, LLC
o    Phoenix-Kayne Large-Cap Core Series
o    Phoenix-Kayne Small-Cap Quality Value Series

Seneca Capital Management, LLC ("Seneca")
o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series

Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series

Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series

Phoenix-State Street Research Small-Cap Growth Series

Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------


------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series

Janus Capital Management LLC

o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series

Lazard Asset Management
o Phoenix-Lazard International Equity Select Series
o Phoenix-Lazard Small-Cap Value Series
o Phoenix-Lazard U.S. Multi-Cap Series
Lord, Abbett & Co. LLC
o Phoenix-Lord Abbett Bond-Debenture Series
o Phoenix-Lord Abbett Large-Cap Value Series
o Phoenix-Lord Abbett Mid-Cap Value Series

MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series

Morgan Stanley Investment Management Inc.

o    Phoenix-Van Kampen Focus Equity Series

State Street Research & Management Company
o   Phoenix-State Street Research Small-Cap Growth Series

------------------------------------------------------------------


------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------


------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series
------------------------------------------------------------------


-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC
Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

     PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Premier Equity Fund
------------------------------------------------------------------

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o   Scudder VIT EAFE(R) Equity Index Fund
o   Scudder VIT Equity 500 Index Fund
Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund

Morgan Stanley Investment Management Inc.

o    Technology Portfolio
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o    Templeton Foreign Securities Fund
Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty
o    Wanger U.S. Smaller Companies
------------------------------------------------------------------


SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    For contracts issued prior to August 13, 2002, we reserve the right to limit total deposits into the GIA, including transfers, to no more than $250,000 during any one-week period per policy. These contract owners may make transfers into the GIA at any time.

    Subject to state regulatory approval, contracts issued on or after August 13, 2002 will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. Under these contracts, no more than the maximum GIA percentage of each premium payment may be allocated to the GIA. For these contracts, we will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond] Bank draft program--$500
          o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond] Qualified plans--$20,000 annually
          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.


    Payments received under the contracts will be allocated in any combination to any subaccount or GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of written notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group; or

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium Taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse ourselves only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix A.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from the Account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates Phoenix for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. Any portion of the administrative charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with us such as being an employee of the Company or our affiliates and their spouses; or to employees or agents who retire from the Company or our affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts and GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instruction are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VPMO in writing to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D= any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.
4.   each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans; Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] the contract value is zero; or

[diamond] the annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT
[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner, if provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion).

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

[diamond] DEATH OF AN OWNER WHO IS THE ANNUITANT
          Upon the death of the annuitant or owner/annuitant who has not yet reached age 80. The amount of death benefit payable is equal to the greater of:

          - 100% of payments, less adjusted partial withdrawals; or
          - the contract value on the claim date; or
          - the annual step-up amount on the claim date.


    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:

           - the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or
           - the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:


          - 100% of payments, less withdrawals; or
          - the contract value on the Claim Date.


    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain (Option I) unless a different annuity option is elected by you. See "Annuity Payment Options." A Variable Payment Life Annuity with 10-Year Period Certain provides monthly payments for the life of the annuitant with 120 payments guaranteed. Should the annuitant die before 120 payments have been made, the remaining guaranteed payments are made to the annuitant's beneficiary. Payment amounts depend upon the performance of the investment options selected as of the maturity date. We do not guarantee a minimum payment.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain (Option I) as described below. Upon the death of the annuitant the remaining payments will be made to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we will apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed interest rate of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed interest rate. The assumed interest rate and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Annuity with 10-Year Period Certain (see "Option I" below), you may, by written request received by VPMO on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed interest rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed interest rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

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

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of qualified plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix qualified plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under
Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The income tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the income tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for our General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.



SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

o   Underwriter
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                       PURCHASE(1)       ANNUITIZATION        NON-QUALIFIED       QUALIFIED
-----                                                       -----------       -------------        -------------       ---------

California ..........................................                               X                   2.35%            0.50%

Maine................................................                               X                   2.00

Nevada...............................................                               X                   3.50

South Dakota(2)......................................           X                                       1.25

West Virginia........................................                               X                   1.00             1.00

Wyoming..............................................           X                                       1.00

Commonwealth of Puerto Rico..........................                               X                   1.00%            1.00%





NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."









-----------------------------

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.
(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,000 per contract is .8%.

APPENDIX B

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any loan debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:
[diamond] Non-qualified plans--$20,000
[diamond] Individual Retirement Annuity (Rollover IRA only)--$20,000
[diamond] Bank draft program--$500
[diamond] Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: Variable Products Mail Operations, the division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

APPENDIX C
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================


PHOENIX-ABERDEEN NEW ASIA
====================================================================================================================================


PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================


PHOENIX-DEUTSCHE DOW 30
====================================================================================================================================


PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
====================================================================================================================================


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 12/31/01* to 12/31/01                                          $1.000                $1.032                  5

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $0.869                 10

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 10/2/01* to 12/31/01                                           $1.000                $0.886                  5

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 4/29/01* to 12/31/01                                           $1.000                $1.007                4,139

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $1.021                  8

PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================
         From 3/12/01* to 12/31/01                                           $1.000                $0.851                  36

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
====================================================================================================================================
         From 8/31/01* to 12/31/01                                           $1.000                $0.945                  5

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $1.030                  18

PHOENIX-JANUS GROWTH
====================================================================================================================================
         From 10/2/01* to 12/31/01                                           $1.000                $0.876                  5


*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================


PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 12/31/01* to 12/31/01
                                                                             $1.000                $1.040                  5

PHOENIX-MFS VALUE
====================================================================================================================================


PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 10/30/01* to 12/31/01                                          $1.000                $0.950                  32

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 7/24/01* to 12/31/01                                           $1.000                $1.004                  3

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From  8/31/01* to 12/31/01                                         $1.000                $0.957                  9

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 3/22/01* to 12/31/01                                           $1.000                $1.234                  7

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 3/12/01* to 12/31/01                                           $1.000                $0.819                  16

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 12/31/01* to 12/31/01                                          $1.000                $0.823                  6

PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
====================================================================================================================================


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 11/23/01* to 12/31/01                                          $1.000                $0.924                  3

AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
====================================================================================================================================
         From 8/31/01* to 12/31/01                                           $1.000                $0.938                  5

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 3/12/01* to 12/31/01                                           $1.000                $1.037                 111

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================


VIP CONTRAFUND PORTFOLIO
====================================================================================================================================


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $0.944                  4

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 8/2/01* to 12/31/01                                            $1.000                $0.920                  23




*Date subaccount began operations.

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 3/23/01* to 12/31/01                                           $1.000                $1.040                  5

TEMPLETON FOREIGN SECURITIES  FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
====================================================================================================================================
         From 8/2/01* to 12/31/01                                            $1.000                $0.914                 570

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
====================================================================================================================================
         From 10/30/01* to 12/31/01                                          $1.000                $0.889                  10

SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
====================================================================================================================================


TECHNOLOGY PORTFOLIO
====================================================================================================================================


WANGER FOREIGN FORTY
====================================================================================================================================


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 8/1/01* to 12/31/01                                            $1.000                $0.850                 609

WANGER TWENTY
====================================================================================================================================
         From 11/23/01* to 12/31/01                                          $1.000                $1.080                  2

WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
====================================================================================================================================
         From 8/1/01* to 12/31/01                                            $1.000                $1.009                 13



*Date subaccount began operations.

                                     PART B

                            RETIREMENT PLANNER'S EDGE
                       STATEMENT OF ADDITIONAL INFORMATION




STATUTORY HOME OFFICE:                                    EXECUTIVE HOME OFFICE:
10 Krey Boulevard                                               One American Row
East Greenbush, New York                                   Hartford, Connecticut





                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                 August 9, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated August 9, 2002. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company at the address below or by calling 800/541-0171.



                    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                   PO Box 8027
                        Boston, Massachusetts 02266-8027



                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Underwriter.........................................................         2

Performance History.................................................         2

Calculation of Yield and Return.....................................         5

Calculation of Annuity Payments ....................................         6

Experts ............................................................         7

Separate Account Financial Statements...............................      SA-1

Company Financial Statements........................................       F-1

UNDERWRITER
--------------------------------------------------------------------------------


    PEPCO, an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"), as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


                                                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
                          SUBACCOUNT                          INCEPTION DATE     1 YEAR       5 YEARS   10 YEARS  SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                          05/01/90        -25.23%       1.96%      4.86%          4.79%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                               09/17/96         -0.52%      -5.20%       N/A          -4.97%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid-Cap Equity Series                              10/29/01          N/A          N/A        N/A           6.29%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series               10/29/01          N/A          N/A        N/A           6.77%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                 12/20/99         -7.42%        N/A        N/A          -5.67%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series                    08/15/00        -34.12%        N/A        N/A         -47.29%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series            05/01/95          5.01%       5.44%       N/A          10.93%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                         12/31/82        -35.62%       0.39%      6.47%         12.17%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series                 08/15/00        -27.88%        N/A        N/A         -30.28%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                            10/08/82          2.25%       3.42%      3.04%          4.56%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series               12/31/82          4.48%       3.30%      6.25%          7.79%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                          03/02/98        -19.23%        N/A        N/A           9.42%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series             07/14/97        -13.26%        N/A        N/A           4.34%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                           12/20/99          5.62%        N/A        N/A           5.11%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                    12/20/99        -25.04%        N/A        N/A         -17.07%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series                      10/29/01          N/A          N/A        N/A           6.63%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series                             10/29/01          N/A          N/A        N/A           4.00%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series                                       10/29/01          N/A          N/A        N/A           5.47%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                        03/02/98         -9.57%        N/A        N/A           3.53%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series                   09/17/84          0.32%       9.08%      8.40%         10.43%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series                  11/20/00         -8.26%        N/A        N/A          -3.97%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                 03/02/98         21.15%        N/A        N/A           1.99%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/00         14.02%        N/A        N/A          18.86%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                           03/02/98        -26.29%        N/A        N/A           9.74%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                          01/29/96        -28.51%       9.45%       N/A           9.48%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Focus Equity Series                         12/20/99        -16.40%        N/A        N/A         -13.30%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                             03/30/01          N/A          N/A        N/A          -3.74%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund                                   03/30/01          N/A          N/A        N/A          -2.45%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                      06/05/00        -17.23%        N/A        N/A         -25.40%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II               07/15/99          5.41%        N/A        N/A           5.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                             07/15/99         -0.17%        N/A        N/A          -5.27%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                    06/05/00        -13.72%        N/A        N/A         -12.93%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                             06/05/00        -15.77%        N/A        N/A         -19.10%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                           06/05/00        -19.00%        N/A        N/A         -20.91%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                  05/01/00          5.43%        N/A        N/A           9.08%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                              05/11/92        -17.30%       3.06%       N/A           7.93%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                               05/01/00         -2.80%        N/A        N/A           0.99%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT EAFE(R) Equity Index Fund                          10/29/01        -25.86%        N/A        N/A         -12.72%
-----------------------------------------------------------------------------------------------------------------------------------
  Scudder VIT Equity 500 Index Fund                              10/29/01          N/A          N/A        N/A           5.39%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                           12/20/99        -49.70%        N/A        N/A         -35.80%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                           02/01/99        -27.77%        N/A        N/A           8.66%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                 05/01/95        -22.50%       6.49%       N/A          13.87%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                  02/01/99          7.44%        N/A        N/A          15.89%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                  05/01/95          9.71%      10.82%       N/A          16.63%

-----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                                             ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------

                 SUBACCOUNT                      1992    1993     1994    1995    1996    1997    1998     1999     2000     2001
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          -14.04%   36.55%  -1.34%    8.08%  17.01%  10.49%  26.16%  27.72%  -16.98%  -25.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                         -33.35%  -5.78%  48.90%  -17.14%   -0.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                                                                     -6.87%   -7.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                                -34.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                               31.26%  20.37% -22.31%   3.33%   28.98%    5.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           8.77%   18.05%   0.06%   29.08%  11.02%  19.41%  28.21%  27.89%  -18.93%  -35.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                             -27.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              2.14%    1.45%   2.40%    4.23%   3.56%   3.72%   3.64%   3.37%    4.57%    2.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series 8.55%   14.31%  -6.78%   21.83%  10.85%   9.55%  -5.48%   3.99%    5.00%    4.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                     22.61%   30.36%  -19.11%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                                29.86%  17.18%  -12.70%  -13.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                4.96%    5.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                       -12.41%  -24.92%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                   15.39%   -7.91%   -9.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series     9.12%    9.47%  -2.81%   16.60%   7.53%  19.07%  19.12%   9.72%   -0.81%    0.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                               -8.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                           -11.54%   15.29%   21.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                                            14.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                      43.63%   12.17%  -26.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                     15.56%  42.70%  52.86%  -12.70%  -28.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                                                                            -14.37%  -16.28%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                1.07%   33.81%  15.93%  11.93%  17.64%  42.61%  -12.15%  -24.36%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                      2.59%   34.36%  13.41%  21.97%  30.57%  28.09%  -15.83%  -13.79%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                         10.47%  18.02%  55.64%  75.59%  -25.89%  -17.12%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                           7.26%   2.75%   7.07%   6.16%  -1.98%    9.45%    5.53%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                        18.71%  12.71%  12.25%   1.27%   0.89%  -10.29%   -0.05%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                        28.13%  22.42%   -8.01%  -13.60%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                22.78%   2.73%  -18.33%  -15.65%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                              37.44%  35.38%  -12.30%  -18.88%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                             17.67%   0.01%  13.80%   13.01%    5.54%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        44.97%  -3.85%   13.88%  22.03%  12.08%   7.53%  21.54%   -3.72%  -17.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                          10.88%  19.28%  11.64%   7.19%  19.16%    0.07%   -2.69%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                                      -25.74%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                 26.92%  18.71%  -10.49%  -14.22%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                              -24.66%  -49.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                               -2.94%  -27.65%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                    30.19%  -2.83%  14.72% 123.38%  -28.86%  -22.38%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                       7.94%    7.56%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                     44.59%  27.64%   7.18%  23.34%   -9.44%    9.82%

-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are made:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: 1.000000 Value of the same account (excluding capital changes)
   at the end of the 7-day period:......
Calculation:                                             1.000067
   Ending account value..........................
   Less beginning account value..................        1.000067
   Net change in account value...................        1.000000
Base period return:                                      0.000067
   (net change/beginning account value)..........        0.000067
Current yield = return x (365/7) =...............           0.35%
Effective yield = [(1 + return)365/7] -1 =.......           0.35%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge for New York) as of December 31, 2001 and the results of its operations and changes in net assets for the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2001 and 2000 for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Counsel and Brian A. Giantonio, Counsel Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

















--------------------------------

(1)The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2)The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3)Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4)The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------








                   PHOENIX
                       RETIREMENT
                   PLANNER'S EDGE
                         FOR NEW YORK



                         Phoenix Life Variable Accumulation Account
                         December 31, 2001






                   [Logo] PHOENIX WEALTH MANAGEMENT

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2001

                                                                                         PHOENIX-                       PHOENIX-
                                                    PHOENIX-DUFF &      PHOENIX-      ENGEMANN SMALL    PHOENIX-     GOODWIN MULTI-
                                                     PHELPS REAL        ENGEMANN        & MID-CAP     GOODWIN MONEY   SECTOR FIXED
                                                   STATE SECURITIES  CAPITAL GROWTH      GROWTH          MARKET          INCOME
                                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                  ------------------ ---------------  --------------  -------------  --------------
ASSETS
                Investments at cost               $      4,925       $      8,140     $      3,842    $ 4,170,736    $      8,048
                                                  ================== ===============  ==============  =============  ==============
                Investments at market             $      4,918       $      8,347     $      4,324    $ 4,170,736    $      7,953
                                                  ------------------ ---------------  --------------  -------------  --------------
                    Total assets                         4,918              8,347            4,324      4,170,736           7,953
LIABILITIES
                Accrued expenses to related party            1                 11                5          2,042               5
                                                  ------------------ ---------------  --------------  -------------  --------------
NET ASSETS                                        $      4,917       $      8,336     $      4,319    $ 4,168,694    $      7,948
                                                  ================== ===============  ==============  =============  ==============
Accumulation units outstanding                           4,773              9,592            4,872      4,139,350           7,782
                                                  ================== ===============  ==============  =============  ==============
Unit value                                        $   1.030283       $   0.869128     $   0.886437    $  1.007089    $   1.021343
                                                  ================== ===============  ==============  =============  ==============

                                                                       PHOENIX-J.P.                   PHOENIX-JANUS
                                                  PHOENIX-HOLLISTER  MORGAN RESEARCH  PHOENIX-JANUS     FLEXIBLE     PHOENIX-JANUS
                                                    VALUE EQUITY      ENHANCED INDEX   CORE EQUITY        INCOME         GROWTH
                                                      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                  ------------------ ---------------  --------------  -------------  --------------
ASSETS
                Investments at cost               $     32,849       $      4,331     $     33,065    $    18,754    $      3,837
                                                  ================== ===============  ==============  =============  ==============
                Investments at market             $     30,554       $      4,380     $     32,291    $    18,256    $      4,015
                                                  ------------------ ---------------  --------------  -------------  --------------
                  Total assets                          30,554              4,380           32,291         18,256           4,015
LIABILITIES
                Accrued expenses to related party           42                  6               42             21               5
                                                  ------------------ ---------------  --------------  -------------  --------------
NET ASSETS                                        $     30,512       $      4,374     $     32,249    $    18,235    $      4,010
                                                  ================== ===============  ==============  =============  ==============
Accumulation units outstanding                          35,872              4,627           34,228         17,704           4,579
                                                  ================== ===============  ==============  =============  ==============
Unit value                                        $   0.850593       $   0.945426     $   0.942182    $  1.029985    $   0.875758
                                                  ================== ===============  ==============  =============  ==============

                                                                                         PHOENIX-        PHOENIX-       PHOENIX-
                                                                        PHOENIX-         OAKHURST        OAKHURST        SANFORD
                                                     PHOENIX-MFS        OAKHURST        GROWTH AND      STRATEGIC       BERNSTEIN
                                                   INVESTORS TRUST      BALANCED          INCOME        ALLOCATION    GLOBAL VALUE
                                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                  ------------------ ---------------  --------------  -------------  --------------
ASSETS
                Investments at cost               $      4,925       $     24,907     $     29,954    $     3,025    $      9,001
                                                  ================== ===============  ==============  =============  ==============
                Investments at market             $      4,880       $     24,818     $     30,345    $     3,012    $      8,855
                                                  ------------------ ---------------  --------------  -------------  ---------------
                  Total assets                           4,880             24,818           30,345          3,012           8,855
LIABILITIES
                Accrued expenses to related party            1                 33               33              4              11
                                                  ------------------ ---------------  --------------  -------------  --------------
NET ASSETS                                        $      4,879       $     24,785     $     30,312    $     3,008    $      8,844
                                                  ================== ===============  ==============  =============  ==============
Accumulation units outstanding                           4,692             24,386           31,918          2,997           9,237
                                                  ================== ===============  ==============  =============  ==============
Unit value                                        $   1.039954       $   1.016363     $   0.949679    $  1.003840    $   0.957489
                                                  ================== ===============  ==============  =============  ==============


                                                   PHOENIX-SANFORD   PHOENIX-SENECA   PHOENIX-SENECA     AIM V.I.
                                                      BERNSTEIN         MID-CAP         STRATEGIC        CAPITAL        AIM V.I.
                                                    MID-CAP VALUE        GROWTH           THEME        APPRECIATION      VALUE
                                                     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                  ------------------ ---------------  --------------  -------------  --------------
ASSETS
                Investments at cost               $      7,851       $     15,991     $      4,925    $     2,662    $      4,565
                                                  ================== ===============  ==============  =============  ==============
                Investments at market             $      8,870       $     13,514     $      4,872    $     2,541    $      4,537
                                                  ------------------ ---------------  --------------  -------------  --------------
                  Total assets                           8,870             13,514            4,872          2,541           4,537
LIABILITIES
                Accrued expenses to related party           11                 17                1              3               6
                                                  ------------------ ---------------  --------------  -------------  --------------
NET ASSETS                                        $      8,859        $    13,497     $      4,871    $     2,538    $      4,531
                                                  ================== ===============  ==============  =============  ==============
Accumulation units outstanding                           7,181             16,478            5,918          2,745           4,831
                                                  ================== ===============  ==============  =============  ==============
Unit value                                        $   1.233610       $   0.819054     $   0.823145    $  0.924490    $   0.937827
                                                  ================== ===============  ==============  =============  ==============

                                                                     FEDERATED FUND
                                                     DEUTSCHE VIT       FOR U.S.        VIP GROWTH
                                                    EAFE(R) EQUITY     GOVERNMENT     OPPORTUNITIES    VIP GROWTH    MUTUAL SHARES
                                                        INDEX         SECURITIES II     PORTFOLIO       PORTFOLIO     SECURITIES
                                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                  ------------------ ---------------  --------------  -------------  --------------
ASSETS
                Investments at cost               $      8,398       $    115,902     $      3,499    $    21,676    $      4,925
                                                  ================== ===============  ==============  =============  ==============
                Investments at market             $      8,540       $    115,301     $      3,718    $    20,729    $      4,918
                                                  ------------------ ---------------  --------------  -------------  --------------
                  Total assets                           8,540            115,301            3,718         20,729           4,918
LIABILITIES
                Accrued expenses to related party           14                148                6             20               1
                                                  ------------------ ---------------  --------------  -------------  -------------
NET ASSETS                                        $      8,526       $    115,153     $      3,712    $    20,709    $      4,917
                                                  ================== ===============  ==============  =============  =============
Accumulation units outstanding                           9,595            111,080            3,931         22,506           4,726
                                                  ================== ===============  ==============  =============  ==============
Unit value                                        $   0.888643       $   1.036659     $   0.944329    $  0.920166    $   1.040477
                                                  ================== ===============  ==============  =============  ==============


                                                  See Notes to Financial Statements
                                                                SA-1

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2001
                                                            (Continued)

                                                     TEMPLETON           WANGER
                                                   INTERNATIONAL      INTERNATIONAL       WANGER       WANGER U.S.
                                                    SECURITIES          SMALL CAP         TWENTY       SMALL CAP
                                                     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                  ------------------ ---------------  --------------  -------------

ASSETS
                Investments at cost               $    512,000       $    506,420     $      2,487    $    13,065
                                                  ================== ===============  ==============  =============
                Investments at market             $    523,632       $    517,677     $      2,616    $    13,472
                                                  ------------------ ---------------  --------------  -------------
                  Total assets                         523,632            517,677            2,616         13,472
LIABILITIES
                Accrued expenses to related party        2,408                616                3             11
                                                  ------------------ ---------------  --------------  -------------
NET ASSETS                                        $    521,224       $    517,061     $      2,613    $    13,461
                                                  ================== ===============  ==============  =============
Accumulation units outstanding                         570,372            608,964            2,421         13,338
                                                  ================== ===============  ==============  =============
Unit value                                        $   0.913831       $   0.849084     $   1.079618    $  1.009240
                                                  ================== ===============  ==============  =============


                                              See Notes to Financial Statements
                                                            SA-2

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                       PHOENIX-                        PHOENIX-
                                                   PHOENIX-DUFF &      PHOENIX-       ENGEMANN SMALL    PHOENIX-     GOODWIN MULTI-
                                                    PHELPS REAL        ENGEMANN         & MID-CAP     GOODWIN MONEY   SECTOR FIXED
                                                  ESTATE SECURITIES  CAPITAL GROWTH      GROWTH          MARKET          INCOME
                                                    SUBACCOUNT(12)    SUBACCOUNT(3)   SUBACCOUNT(9)   SUBACCOUNT(4)  SUBACCOUNT(3)
                                                  ------------------ ---------------  --------------  -------------  --------------
Investment income
                Distributions                     $            -     $         -      $        -      $      6,562   $        133
Expenses
                Mortality, expense risk and
                  administrative charges                         1               30              8           4,140             16
                                                  ------------------ ---------------  --------------  -------------  --------------
Net investment income (loss)                                    (1)             (30)            (8)          2,422            117
                                                  ------------------ ---------------  --------------  -------------  --------------
Net realized gain (loss) from share transactions               -                 26             -              -              (56)
Net realized gain distribution from Fund                       -                -               -              -               -
Net unrealized appreciation (depreciation)
    on investment                                               (7)             207            482             -              (95)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net gain (loss) on investment                                   (7)             233            482             -             (151)
Net increase (decrease) in net assets resulting
    from operations                               $             (8)  $          203   $        474    $      2,422   $        (34)
                                                  ================== ===============  ==============  =============  ==============

                                                       PHOENIX-        PHOENIX-J.P.                   PHOENIX-JANUS
                                                      HOLLISTER      MORGAN RESEARCH  PHOENIX-JANUS      FLEXIBLE    PHOENIX-JANUS
                                                     VALUE EQUITY    ENHANCED INDEX    CORE EQUITY        INCOME         GROWTH
                                                    SUBACCOUNT(1)     SUBACCOUNT(8)   SUBACCOUNT(7)   SUBACCOUNT(3)  SUBACCOUNT(9)
                                                  ------------------ ---------------  --------------  -------------  --------------
Investment income
                Distributions                     $            207   $           20   $        215    $        245   $         -
Expenses
                Mortality, expense risk and
                  administrative charges                       254               20            162              51              8
                                                  ------------------ ---------------  --------------  -------------  --------------
Net investment income (loss)                                   (47)             -               53             194             (8)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net realized gain (loss) from share transactions               310              -               23            (159)            -
Net realized gain distribution from Fund                       110              -               -               98             -
Net unrealized appreciation (depreciation)
    on investment                                           (2,295)              49           (774)           (498)           178
                                                  ------------------ ---------------  --------------  -------------  --------------
Net gain (loss) on investment                               (1,875)              49           (751)           (559)           178
Net increase (decrease) in net assets resulting
    from operations                               $         (1,922)  $           49   $       (698)   $       (365)  $        170
                                                  ================== ===============  ==============  =============  ==============

                                                                                        PHOENIX-        PHOENIX-        PHOENIX-
                                                                       PHOENIX-        OAKHURST        OAKHURST        SANFORD
                                                    PHOENIX-MFS        OAKHURST        GROWTH AND      STRATEGIC      BERNSTEIN
                                                  INVESTORS TRUST      BALANCED          INCOME        ALLOCATION    GLOBAL VALUE
                                                   SUBACCOUNT(12)     SUBACCOUNT(1)    SUBACCOUNT(10)  SUBACCOUNT(5)  SUBACCOUNT(8)
                                                  ------------------ ---------------  --------------  -------------  --------------
Investment income
                Distributions                     $            -     $          484   $         89    $         40   $         74
Expenses
                Mortality, expense risk and
                  administrative charges                         1              213             52              19             38
                                                  ------------------ ---------------  --------------  -------------  --------------
Net investment income (loss)                                    (1)             271             37              21             36
                                                  ------------------ ---------------  --------------  -------------  --------------
Net realized gain (loss) from share transactions               -                266             19             -                -
Net realized gain distribution from Fund                       -                306            -               -               57
Net unrealized appreciation (depreciation)
    on investment                                              (45)             (89)           391             (13)          (146)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net gain (loss) on investment                                  (45)             483            410             (13)           (89)
Net increase (decrease) in net assets resulting
    from operations                               $            (46)  $          754   $        447    $          8   $        (53)
                                                  ================== ===============  ==============  =============  ==============

                                                   PHOENIX-SANFORD                                       AIM V.I.
                                                    BERNSTEIN MID-   PHOENIX-SENECA   PHOENIX-SENECA      CAPITAL
                                                      CAP VALUE      MID-CAP GROWTH  STRATEGIC THEME   APPRECIATION  AIM V.I. VALUE
                                                    SUBACCOUNT(2)     SUBACCOUNT(1)    SUBACCOUNT(12) SUBACCOUNT(11)  SUBACCOUNT(8)
                                                  ------------------ ---------------  --------------  -------------  --------------
Investment income
                Distributions                     $             89   $          -     $        -      $        -     $          6
Expenses

                Mortality, expense risk and
                  administrative charges                        62              159              1               4             14
                                                  ------------------ ---------------  --------------  -------------  --------------
Net investment income (loss)                                    27             (159)            (1)             (4)            (8)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net realized gain (loss) from share transactions               (74)             -              -               -                -
Net realized gain distribution from Fund                        37              -              -               204             91
Net unrealized appreciation (depreciation)
    on investment                                            1,019           (2,477)           (53)           (121)           (28)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net gain (loss) on investment                                  982           (2,477)           (53)             83             63
Net increase (decrease) in net assets resulting
    from operations                               $          1,009   $       (2,636)  $        (54)   $         79   $         55
                                                  ================== ===============  ==============  =============  ==============

                                                                     FEDERATED FUND
                                                    DEUTSCHE VIT        FOR U.S.      FEDERATED HIGH      VIP          VIP GROWTH
                                                   EAFE(R) EQUITY      GOVERNMENT      INCOME BOND    CONTRAFUND(R)   OPPORTUNITIES
                                                      INDEX          SECURITIES II       FUND II        PORTFOLIO      PORTFOLIO
                                                   SUBACCOUNT(10)    SUBACCOUNT(1)    SUBACCOUNT(3)   SUBACCOUNT(3)   SUBACCOUNT(3)
                                                  ------------------ ---------------  --------------  -------------  --------------
Investment income
                Distributions                     $            -     $          601   $        -      $        -     $         -
Expenses
                Mortality, expense risk and
                  administrative charges                        29              496            -               -               13
                                                  ------------------ ---------------  --------------  -------------  --------------
Net investment income (loss)                                   (29)             105            -               -              (13)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net realized gain (loss) from share transactions               (39)            (262)           105              89            191
Net realized gain distribution from Fund                       -                -              -               -               -
Net unrealized appreciation (depreciation)
    on investment                                              142             (601)           -               -              219
                                                  ------------------ ---------------  --------------  -------------  --------------
Net gain (loss) on investment                                  103             (863)           105              89            410
Net increase (decrease) in net assets resulting
    from operations                               $             74   $         (758)  $        105    $         89   $        397
                                                  ================== ===============  ==============  =============  ==============

                                              See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)

                                                                                       TEMPLETON         WANGER
                                                    VIP GROWTH        MUTUAL SHARES   INTERNATIONAL   INTERNATIONAL
                                                     PORTFOLIO         SECURITIES       SECURITIES    SMALL CAP      WANGER TWENTY
                                                    SUBACCOUNT(7)     SUBACCOUNT(2)   SUBACCOUNT(7)   SUBACCOUNT(6)  SUBACCOUNT(11)
                                                  ------------------ ---------------  --------------  -------------  --------------
Investment income
                Distributions                     $            -     $           56   $        -      $        -     $         -
Expenses
                Mortality, expense risk and
                  administrative charges                        87               30          3,065             636              4
                                                  ------------------ ---------------  --------------  -------------  --------------
Net investment income (loss)                                   (87)              26         (3,065)           (636)            (4)
                                                  ------------------ ---------------  --------------  -------------  --------------
Net realized gain (loss) from share transactions                 1             (254)       153,841           1,496             -
Net realized gain distribution from Fund                       -                190            -               -               -
Net unrealized appreciation (depreciation)
    on investment                                             (947)              (7)        11,632          11,257            129
                                                  ------------------ ---------------  --------------  -------------  --------------
Net gain (loss) on investment                                 (946)             (71)       165,473          12,753            129
Net increase (decrease) in net assets resulting
    from operations                               $         (1,033)  $          (45)  $    162,408    $     12,117   $        125
                                                  ================== ===============  ==============  =============  ==============

                                                     WANGER U.S.
                                                      SMALL CAP
                                                     SUBACCOUNT(6)
                                                  ------------------
Investment income
                Distributions                     $            -
Expenses
                Mortality, expense risk and
                  administrative charges                        30
                                                  ------------------
Net investment income (loss)                                   (30)
                                                  ------------------
Net realized gain (loss) from share transactions               -
Net realized gain distribution from Fund                       -
Net unrealized appreciation (depreciation)
    on investment                                              407
                                                  ------------------
Net gain (loss) on investment                                  407
Net increase (decrease) in net assets resulting
    from operations                               $            377
                                                  ==================








Footnotes for Statement of Operations
For the period ended December 31, 2001

(1)  From inception March 12, 2001 to December 31, 2001
(2)  From inception March 22, 2001 to December 31, 2001
(3)  From inception March 23, 2001 to December 31, 2001
(4)  From inception March 29, 2001 to December 31, 2001
(5)  From inception July 24, 2001 to December 31, 2001
(6)  From inception August 1, 2001 to December 31, 2001
(7)  From inception August 2, 2001 to December 31, 2001
(8)  From inception August 31, 2001 to December 31, 2001
(9)  From inception October 2, 2001 to December 31, 2001
(10) From inception October 30, 2001 to December 31, 2001
(11) From inception November 23, 2001 to December 31, 2001
(12) From inception December 31, 2001 to December 31, 2001

                                              See Notes to Financial Statements
                                                             SA-4

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                          PHOENIX-                      PHOENIX-
                                                   PHOENIX-DUFF &    PHOENIX-         ENGEMANN SMALL    PHOENIX-     GOODWIN MULTI-
                                                    PHELPS REAL      ENGEMANN SMALL     & MID-CAP     GOODWIN MONEY   SECTOR FIXED
                                                  ESTATE SECURITIES  CAPITAL GROWTH       GROWTH         MARKET         INCOME
                                                   SUBACCOUNT(12)    SUBACCOUNT(3)     SUBACCOUNT(9)  SUBACCOUNT(4)  SUBACCOUNT(3)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM OPERATIONS
             Net investment income (loss)        $             (1)  $          (30)  $         (8)   $      2,422   $         117
             Net realized gain (loss)                         -                 26            -               -               (56)
             Net unrealized appreciation
                 (depreciation)                                (7)             207            482             -               (95)
                                                 ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) resulting
                 from operations                               (8)             203            474           2,422             (34)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                            4,925              960          2,500       5,388,404          7,982
             Participant transfers                             -              7,173          1,345        (831,989)            -
             Participant withdrawals                           -                -              -          (390,143)            -
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets
               resulting from participant
               transactions                                  4,925            8,133          3,845       4,166,272          7,982
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets           4,917            8,336          4,319       4,168,694          7,948
NET ASSETS
                     Beginning of period                       -                -              -               -               -
                                                  ------------------ ---------------  --------------  -------------  --------------
                     End of period                $          4,917   $        8,336   $      4,319    $  4,168,694   $      7,948
                                                  ================== ===============  ==============  =============  ==============

                                                                                                         PHOENIX-
                                                      PHOENIX-        PHOENIX-J.P.                        JANUS
                                                     HOLLISTER       MORGAN RESEARCH   PHOENIX-JANUS     FLEXIBLE     PHOENIX-JANUS
                                                    VALUE EQUITY     ENHANCED INDEX     CORE EQUITY      INCOME          GROWTH
                                                    SUBACCOUNT(1)     SUBACCOUNT(8)    SUBACCOUNT(7)   SUBACCOUNT(3)  SUBACCOUNT(9)
                                                  ------------------ ---------------  ---------------  ------------  --------------
FROM OPERATIONS
             Net investment income (loss)        $            (47)  $          -     $         53    $        194   $          (8)
             Net realized gain (loss)                         420              -               23             (61)            -
             Net unrealized appreciation
                 (depreciation)                            (2,295)              49           (774)           (498)            178
                                                 ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) resulting
                 from operations                           (1,922)              49           (698)           (365)            170
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                          40,844            4,000         34,861          22,925           2,500
             Participant transfers                          2,400              325            -               -             1,397
             Participant withdrawals                      (10,810)             -           (1,914)         (4,325)            (57)
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net
               assets resulting From participant
               transactions                                32,434            4,325         32,947          18,600           3,840
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets         30,512            4,374         32,249          18,235           4,010
NET ASSETS
             Beginning of period                              -                -               -              -              -
                                                  ------------------ ---------------  --------------  -------------  --------------
             End of period                        $        30,512    $       4,374    $     32,249    $    18,235    $      4,010
                                                  ================== ===============  ==============  =============  ==============

                                                                                         PHOENIX-       PHOENIX-        PHOENIX-
                                                                        PHOENIX-         OAKHURST       OAKHURST        SANFORD
                                                     PHOENIX-MFS        OAKHURST        GROWTH AND     STRATEGIC         GLOBAL
                                                    INVESTORS TRUST     BALANCED          INCOME       ALLOCATION        VALUE
                                                     SUBACCOUNT(12)   SUBACCOUNT(1)   SUBACCOUNT(10)  SUBACCOUNT(5)   SUBACCOUNT(8)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM OPERATIONS
             Net investment income (loss)         $             (1)  $          271   $         37    $        21    $         36
             Net realized gain (loss)                          -                572             19            -                57
             Net unrealized appreciation
                 (depreciation)                                (45)             (89)           391            (13)           (146)
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) resulting
                 from operations                               (46)             754            447              8             (53)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                            4,925           17,093         31,515          3,000           7,500
             Participant transfers                             -              7,199            -              -             1,397
             Participant withdrawals                           -               (261)        (1,650)           -                -
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets
               resulting from participant
               transactions                                  4,925           24,031         29,865          3,000           8,897
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets           4,879           24,785         30,312          3,008           8,844
NET ASSETS
             Beginning of period                               -                -              -              -                -
                                                  ------------------ ---------------  --------------  -------------  --------------
             End of period                        $          4,879   $       24,785   $     30,312    $     3,008    $      8,844
                                                  ================== ===============  ==============  =============  ==============

                                                       PHOENIX-                          PHOENIX-
                                                       SANFORD          PHOENIX-          SENECA         AIM V.I.
                                                      BERNSTEIN      SENECA MID-CAP     STRATEGIC        CAPITAL
                                                     MID-CAP VALUE       GROWTH           THEME        APPRECIATION  AIM V.I. VALUE
                                                     SUBACCOUNT(2)    SUBACCOUNT(1)   SUBACCOUNT(12)  SUBACCOUNT(11) SUBACCOUNT(8)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM OPERATIONS
             Net investment income (loss)         $             27   $         (159)  $         (1)   $         (4)  $         (8)
             Net realized gain (loss)                          (37)             -              -               204             91
             Net unrealized appreciation
                 (depreciation)                              1,019           (2,477)           (53)           (121)           (28)
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) resulting
                 from operations                             1,009           (2,636)           (54)             79             55
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                            7,171           16,133          4,925           2,459          4,476
             Participant transfers                           7,520              -              -               -               -
             Participant withdrawals                        (6,841)             -              -               -               -
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets
                 resulting from participant
                 transactions                                7,850           16,133          4,925           2,459          4,476
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets           8,859           13,497          4,871           2,538          4,531
NET ASSETS
             Beginning of period                               -                -              -               -               -
                                                  ------------------ ---------------  --------------  -------------  --------------
             End of period                        $          8,859   $       13,497   $      4,871    $      2,538   $      4,531
                                                  ================== ===============  ==============  =============  ==============

                                              See Notes to Financial Statements
                                                             SA-5

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                             (CONTINUED)

                                                                     FEDERATED FUND
                                                     DEUTSCHE VIT       FOR U.S.      FEDERATED HIGH       VIP         VIP GROWTH
                                                    EAFE(R) EQUITY     GOVERNMENT      INCOME BOND    CONTRAFUND(R)  OPPORTUNITIES
                                                        INDEX         SECURITIES II      FUND II        PORTFOLIO      PORTFOLIO
                                                    SUBACCOUNT(10)    SUBACCOUNT(1)    SUBACCOUNT(3)  SUBACCOUNT(3)  SUBACCOUNT(3)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM OPERATIONS
             Net investment income (loss)         $            (29)  $          105   $        -      $        -     $         (13)
             Net realized gain (loss)                          (39)            (262)           105              89             191
             Net unrealized appreciation
                 (depreciation)                                142             (601)           -               -               219
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) resulting
                 from operations                                74             (758)           105              89             397
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                           12,000          131,036            -               -             5,000
             Participant transfers                             -               (581)           -               -               -
             Participant withdrawals                        (3,548)         (14,544)          (105)            (89)         (1,685)
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets
             resulting from participant
             transactions                                    8,452          115,911           (105)            (89)          3,315
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets           8,526          115,153            -               -             3,712
NET ASSETS
             Beginning of period                               -                -              -               -               -
                                                  ------------------ ---------------  --------------  -------------  --------------
             End of period                        $          8,526   $      115,153   $        -      $        -     $       3,712
                                                  ================== ===============  ==============  =============  ==============

                                                                                        TEMPLETON        WANGER
                                                      VIP GROWTH     MUTUAL SHARES    INTERNATIONAL   INTERNATIONAL
                                                      PORTFOLIO        SECURITIES       SECURITIES      SMALL CAP    WANGER TWENTY
                                                     SUBACCOUNT(7)    SUBACCOUNT(2)   SUBACCOUNT(7)   SUBACCOUNT(6)  SUBACCOUNT(11)
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM OPERATIONS
             Net investment income (loss)         $            (87)  $        26      $     (3,065)   $       (636)  $          (4)
             Net realized gain (loss)                            1           (64)          153,841           1,496             -
             Net unrealized appreciation
                 (depreciation)                               (947)           (7)           11,632          11,257             129
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) resulting
                 from operations                            (1,033)          (45)          162,408          12,117             125
                                                  ------------------ ---------------  --------------  -------------  --------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                           21,742        11,136            12,044             960           2,488
             Participant transfers                             -             654           346,772         503,984             -
             Participant withdrawals                           -          (6,828)              -               -               -
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets
                 resulting from participant
                 transactions                               21,742         4,962           358,816         504,944           2,488
                                                  ------------------ ---------------  --------------  -------------  --------------
             Net increase (decrease) in net assets          20,709         4,917           521,224         517,061           2,613
NET ASSETS
             Beginning of period                               -             -                 -               -               -
                                                  ------------------ ---------------  --------------  -------------  --------------
             End of period                        $         20,709   $     4,917      $    521,224    $    517,061   $      2,613
                                                  ================== ===============  ==============  =============  ==============

                                                     WANGER U.S.
                                                      SMALL CAP
                                                  SUBACCOUNT(6)

                                                  ------------------
FROM OPERATIONS
             Net investment income (loss)         $            (30)
             Net realized gain (loss)                           -
             Net unrealized appreciation
                 (depreciation)                                407
                                                  ------------------
             Net increase (decrease) resulting
                 from operations                               377
                                                  ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
             Participant deposits                            5,885
             Participant transfers                           7,199
             Participant withdrawals                           -
                                                  ------------------
             Net increase (decrease) in net assets
                 resulting from participant
                 transactions                               13,084
                                                  ------------------
             Net increase (decrease) in net assets          13,461
NET ASSETS
             Beginning of period                               -
                                                  ------------------
             End of period                        $         13,461
                                                  ==================





Footnotes for Statement of Changes in Net Assets
For the period ended December 31, 2001

(1)   From inception March 12, 2001 to December 31, 2001
(2)   From inception March 22, 2001 to December 31, 2001
(3)   From inception March 23, 2001 to December 31, 2001
(4)   From inception March 29, 2001 to December 31, 2001
(5)   From inception July 24, 2001 to December 31, 2001
(6)   From inception August 1, 2001 to December 31, 2001
(7)   From inception August 2, 2001 to December 31, 2001
(8)   From inception August 31, 2001 to December 31, 2001
(9)   From inception October 2, 2001 to December 31, 2001
(10) From inception October 30, 2001 to December 31, 2001
(11) From inception November 23, 2001 to December 31, 2001
(12) From inception December 31, 2001 to December 31, 2001

                                                 See Notes to Financial Statements
                                                                SA-6

                                           PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge for New York) (the "Account"), formerly Phoenix
Home Life Variable Accumulation Account, is a separate investment account of Phoenix Life Insurance Company ("Phoenix") (See Note
9), formerly Phoenix Home Life Mutual Insurance Company. Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The
Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21,
1982. The Account currently consists of 50 subaccounts, that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT
Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust --
Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen International Series                              High total return consistent with reasonable risk.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                   Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                  Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers          Track the total return of the Dow Jones Industrial Average(SM)
Trust Dow 30 Series)                                               before fund expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly,             Track the total return of the Nasdaq-100 Index(R) before fund
Phoenix-Bankers Trust Nasdaq-100(R) Series)                        expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                Capital appreciation and income with approximately equal
                                                                   emphasis.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series (see Note 10)               Intermediate and long-term growth of capital, with income as a secondary consideration.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series (see Note 10)                  Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                     Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series (see Note 10)        High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                High level of current income consistent with capital preservation and liquidity.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   Long-term total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Hollister Value Equity Series                              Long-term capital appreciation and a secondary investment
                                                                   objective of current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                 High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus          Long-term growth of capital.
Equity Income Series) (see Note 10)
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus                                                      Flexible Income Series Maximum total return consistent with the preservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Growth Series (see Note 10)                          Long-term capital growth in a manner consistent with the
                                                                   preservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                          Long-term growth of capital and future income rather than
                                                                   current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                 Long-term growth of capital and secondarily to provide reasonable current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Value Series                                           Capital appreciation and reasonable income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                         Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 10)                     Reasonable income, long-term capital growth and conversation of capital
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                          Dividend growth, current income and capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series (see Note 10)         High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------ ----------------------------------------------------------------

                                                                SA-7

                                           PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                      Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     Long-term capital appreciation with current income as the
                                                                   secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              Long-term appreciation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 Growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Value Fund                                                Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                             Replicate, before expenses, the performance of the Morgan Stanley
                                                                   Capital International EAFE(R) Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                 Replicate, before expenses, the performance of the Standard
                                                                   & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II (see Note 10)     Current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated High Income Bond Fund II                                 High current income.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                                        Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                                 Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Portfolio                                               Capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Mutual Shares Securities Fund                                      Capital appreciation with income as a secondary objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Asset Strategy Fund                                      High level of total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Developing Markets Securities Fund                       Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Growth Securities Fund                                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton International Securities Fund                            Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Technology Portfolio                                               Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Foreign Forty                                               Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger International Small Cap                                     Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Twenty                                                      Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger U.S. Small Cap                                              Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO
(last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the
United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

                                                                SA-8

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
        Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                                       PURCHASES               SALES
----------                                                                      -----------           -----------
The Phoenix Edge Series Fund
        Phoenix-Duff & Phelps Real Estate Securities Series(12)                 $     4,925           $         -
        Phoenix-Engemann Capital Growth Series(3)                                    12,159                 4,045
        Phoenix-Engemann Small & Mid-Cap Growth Series(9)                             3,845                     3
        Phoenix-Goodwin Money Market Series(4)                                   24,307,820            20,137,084
        Phoenix-Goodwin Multi-Sector Fixed Income Series(3)                          19,258                11,154
        Phoenix-Hollister Value Equity Series(1)                                     47,213                14,674
        Phoenix-J.P. Morgan Research Enhanced Index Series(8)                         4,345                    14
        Phoenix-Janus Core Equity Series(7)                                          35,050                 2,008
        Phoenix-Janus Flexible Income Series(3)                                      28,868                 9,955
        Phoenix-Janus Growth Series(9)                                                3,840                     3
        Phoenix-MFS Investors Trust Series(12)                                        4,925                     -
        Phoenix-Oakhurst Balanced Series(1)                                          40,595                15,954
        Phoenix-Oakhurst Growth and Income Series(10)                                31,547                 1,612
        Phoenix-Oakhurst Strategic Allocation Series(5)                               3,039                    14
        Phoenix-Sanford Bernstein Global Value Series(8)                              9,028                    27
        Phoenix-Sanford Bernstein Mid-Cap Value Series(2)                            15,075                 7,150
        Phoenix-Seneca Mid-Cap Growth Series(1)                                      16,133                   142
        Phoenix-Seneca Strategic Theme Series(12)                                     4,925                     -

AIM Variable Insurance Funds
        AIM V.I. Capital Appreciation Fund(11)                                        2,663                     1
        AIM V.I. Value Fund(8)                                                        4,573                     8

Deutsche Asset Management VIT Funds
        Deutsche VIT EAFE(R) Equity Index Fund(10)                                   12,000                 3,563

Federated Insurance Series
        Federated Fund for U.S. Government Securities II(1)                         153,127                36,963
        Federated High Income Bond Fund II(3)                                        11,200                11,307

Fidelity(R) Variable Insurance Products
        VIP Contrafund(R) Portfolio(3)                                                4,000                 4,090
        VIP Growth Opportunities Portfolio(3)                                         9,000                 5,692
        VIP Growth Portfolio(7)                                                      21,742                    67

Franklin Templeton Variable Insurance Products Trust--Class 2
        Mutual Shares Securities Fund(2)                                             12,151                 6,972
        Templeton International Securities Fund(7)                               18,215,366            17,857,207

Wanger Advisors Trust
        Wanger International Small Cap(6)                                         2,004,789             1,499,865
        Wanger Twenty(11)                                                             2,488                     1
        Wanger U.S. Small Cap(6)                                                     13,084                    19







(1)  From Inception March 12, 2001 to December 31, 2001
(2)  From Inception March 22, 2001 to December 31, 2001
(3)  From Inception March 23, 2001 to December 31, 2001
(4)  From Inception March 29, 2001 to December 31, 2001
(5)  From Inception July 24, 2001 to December 31, 2001
(6)  From Inception August 1, 2001 to December 31, 2001
(7)  From Inception August 2, 2001 to December 31, 2001
(8)  From Inception August 31, 2001 to December 31, 2001
(9)  From Inception October 2, 2001 to December 31, 2001
(10) From Inception October 30, 2001 to December 31, 2001
(11) From Inception November 23, 2001 to December 31, 2001
(12) From Inception December 31, 2001 to December 31, 2001

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                                   PERIOD ENDED
                                                                     12/31/01
                                                                  --------------
THE PHOENIX EDGE SERIES:
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(12)
Units                                                                  4,773
Unit Value, end of period                                         $ 1.030283
Net assets, end of period (thousands)                                     $5
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (2.41%)(13)
Total return                                                         (0.16%)

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
Units                                                                  9,592
Unit Value, end of period                                         $ 0.869128
Net assets, end of period (thousands)                                     $8
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.41%)(13)
Total return                                                        (10.57%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(9)
Units                                                                  4,872
Unit Value, end of period                                         $ 0.886437
Net assets, end of period (thousands)                                     $4
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.37%)(13)
Total return                                                          34.63%

PHOENIX-GOODWIN MONEY MARKET SERIES(4)
Units                                                              4,139,350
Unit Value, end of period                                         $ 1.007089
Net assets, end of period (thousands)                                 $4,169
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     0.83%(13)
Total return                                                           0.09%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(3)
Units                                                                  7,782
Unit Value, end of period                                         $ 1.021343
Net assets, end of period (thousands)                                     $8
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                    10.17%(13)
Total return                                                           0.24%

PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
Units                                                                 35,872
Unit Value, end of period                                         $ 0.850593
Net assets, end of period (thousands)                                    $31
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (0.26%)(13)
Total return                                                        (14.94%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(8)
Units                                                                  4,627
Unit Value, end of period                                         $ 0.945426
Net assets, end of period (thousands)                                     $4
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                         -
Total return                                                           1.10%

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)                           PERIOD ENDED
                                                                     12/31/01
                                                                  -------------
PHOENIX-JANUS CORE EQUITY SERIES(7)
Units                                                                 34,228
Unit Value, end of period                                         $ 0.942182
Net assets, end of period (thousands)                                    $32
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     0.47%(13)
Total return                                                         (4.59%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES(3)
Units                                                                 17,704
Unit Value, end of period                                         $ 1.029985
Net assets, end of period (thousands)                                    $18
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     5.38%(13)
Total return                                                         (0.22%)

PHOENIX-JANUS GROWTH SERIES(9)
Units                                                                  4,579
Unit Value, end of period                                         $ 0.875758
Net assets, end of period (thousands)                                     $4
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.45%)(13)
Total return                                                          15.47%

PHOENIX-MFS INVESTORS TRUST SERIES(12)
Units                                                                  4,692
Unit Value, end of period                                         $ 1.039954
Net assets, end of period (thousands)                                     $5
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (2.46%)(13)
Total return                                                         (0.93%)

PHOENIX-OAKHURST BALANCED SERIES(1)
Units                                                                 24,386
Unit Value, end of period                                         $ 1.016363
Net assets, end of period (thousands)                                    $25
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     1.82%(13)
Total return                                                           1.64%

PHOENIX-OAKHURST GROWTH AND INCOME SERIES(10)
Units                                                                 31,918
Unit Value, end of period                                         $ 0.949679
Net assets, end of period (thousands)                                    $30
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     1.02%(13)
Total return                                                           6.32%

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(5)
Units                                                                  2,997
Unit Value, end of period                                         $ 1.003840
Net assets, end of period (thousands)                                     $3
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     1.63%(13)
Total return                                                           0.27%

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)                           PERIOD ENDED
                                                                     12/31/01
                                                                  -------------
PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIE(8)
Units                                                                  9,237
Unit Value, end of period                                         $ 0.957489
Net assets, end of period (thousands)                                     $9
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     1.34%(13)
Total return                                                         (1.68%)

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
Units                                                                  7,181
Unit Value, end of period                                         $ 1.233610
Net assets, end of period (thousands)                                     $9
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     0.62%(13)
Total return                                                          23.36%

PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
Units                                                                 16,478
Unit Value, end of period                                         $ 0.819054
Net assets, end of period (thousands)                                    $13
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.40%)(13)
Total return                                                        (18.09%)

PHOENIX-SENECA STRATEGIC THEME SERIES(12)
Units                                                                  5,918
Unit Value, end of period                                         $ 0.823145
Net assets, end of period (thousands)                                     $5
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (2.42%)(13)
Total return                                                         (1.09%)

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. CAPITAL APPRECIATION FUND(11)
Units                                                                  2,745
Unit Value, end of period                                         $ 0.924490
Net assets, end of period (thousands)                                     $3
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.45%)(13)
Total return                                                           3.21%

AIM V.I. VALUE FUND(8)
Units                                                                  4,831
Unit Value, end of period                                         $ 0.937827
Net assets, end of period (thousands)                                     $5
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (0.86%)(13)
Total return                                                           1.65%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND(10)
Units                                                                  9,595
Unit Value, end of period                                         $ 0.888643
Net assets, end of period (thousands)                                     $9
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.42%)(13)
Total return                                                           1.45%

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)                           PERIOD ENDED
                                                                     12/31/01
                                                                  -------------
FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
Units                                                                111,080
Unit Value, end of period                                         $ 1.036659
Net assets, end of period (thousands)                                   $115
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     0.30%(13)
Total return                                                           3.67%

VIP GROWTH OPPORTUNITIES PORTFOLIO(3)
Units                                                                  3,931
Unit Value, end of period                                         $ 0.944329
Net assets, end of period (thousands)                                     $4
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.41%)(13)
Total return                                                           6.00%

VIP GROWTH PORTFOLIO(7)
Units                                                                 22,506
Unit Value, end of period                                         $ 0.920166
Net assets, end of period (thousands)                                    $21
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.41%)(13)
Total return                                                         (7.24%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2:
MUTUAL SHARES SECURITIES FUND(2)
Units                                                                  4,726
Unit Value, end of period                                         $ 1.040477
Net assets, end of period (thousands)                                     $5
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                     1.21%(13)
Total return                                                           4.05%

TEMPLETON INTERNATIONAL SECURITIES FUND(7)
Units                                                                570,372
Unit Value, end of period                                         $ 0.913831
Net assets, end of period (thousands)                                   $521
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.43%)(13)
Total return                                                         (7.15%)

WANGER INTERNATIONAL SMALL CAP(6)
Units                                                                608,964
Unit Value, end of period                                         $ 0.849084
Net assets, end of period (thousands)                                   $517
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.43%)(13)
Total return                                                         (7.16%)

WANGER TWENTY(11)
Units                                                                  2,421
Unit Value, end of period                                         $ 1.079618
Net assets, end of period (thousands)                                     $3
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.43%)(13)
Total return                                                           5.04%

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)                           PERIOD ENDED
                                                                      12/31/01
                                                                  -------------
WANGER U.S. SMALL CAP(6)
Units                                                                 13,338
Unit Value, end of period                                         $ 1.009240
Net assets, end of period (thousands)                                    $13
Expenses as a % of average net assets                                  1.40%(13)
Net investment income as a % of average net assets                   (1.41%)(13)
Total return                                                         (4.08%)


















(1)   From inception March 12, 2001 to December 31, 2001
(2)   From inception March 22, 2001 to December 31, 2001
(3)   From inception March 23, 2001 to December 31, 2001
(4)   From inception March 29, 2001 to December 31, 2001
(5)   From inception July 24, 2001 to December 31, 2001
(6)   From inception August 1, 2001 to December 31, 2001
(7)   From inception August 2, 2001 to December 31, 2001
(8)   From inception August 31, 2001 to December 31, 2001
(9)   From inception October 2, 2001 to December 31, 2001
(10) From inception October 30, 2001 to December 31, 2001
(11) From inception November 23, 2001 to December 31, 2001
(12) From inception December 31, 2001 to December 31, 2001
(13) Annualized.

                                       PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                 SUBACCOUNT
                                   -------------------------------------------------------------------------------------------------

                                                                 PHOENIX-                                                PHOENIX-
                                    PHOENIX-DUFF   PHOENIX-      ENGEMANN      PHOENIX-     PHOENIX-       PHOENIX-    J.P. MORGAN
                                      & PHELPS     ENGEMANN       SMALL &      GOODWIN      GOODWIN        HOLLISTER     RESEARCH
                                    REAL ESTATE     CAPITAL       MID-CAP       MONEY      MULTI-SECTOR     VALUE         ENHANCED
                                     SECURITIES     GROWTH        GROWTH        MARKET     FIXED INCOME     EQUITY         INDEX
                                     SERIES(12)    SERIES(3)     SERIES(9)     SERIES(4)    SERIES(3)      SERIES(1)     SERIES(8)
                                   ------------- ------------- ------------- -----------  -------------  ------------- -------------
Units outstanding,
      beginning of period                    -             -             -            -             -              -            -
Participant deposits                     4,773           988         2,946    5,355,047         7,782         45,433        4,278
Participant transfers                                  8,604         1,926     (827,070)            -          2,798          349
Participant withdrawals                      -             -             -     (388,627)            -        (12,359)          -
                                   -------------------------------------------------------------------------------------------------
Units outstanding,
      end of period                      4,773         9,592         4,872    4,139,350         7,782         35,872        4,627
                                   =================================================================================================

                                                   PHOENIX-                                                PHOENIX-      PHOENIX-
                                                    JANUS       PHOENIX-     PHOENIX-MFS  PHOENIX-MFS      OAKHURST      OAKHURST
                                   PHOENIX-JANUS   FLEXIBLE      JANUS        INVESTORS     OAKHURST      GROWTH AND     STRATEGIC
                                    CORE EQUITY     INCOME       GROWTH         TRUST       BALANCED        INCOME      ALLOCATION
                                     SERIES(7)     SERIES(3)    SERIES(9)     SERIES(12)    SERIES(1)      SERIES(10)    SERIES(5)
                                   ------------- ------------- ------------- -----------  -------------  ------------- -------------

Units outstanding,
      beginning of period                    -             -             -            -             -              -            -
Participant deposits                    36,243        21,979         2,825        4,692        17,122         33,595         2,997
Participant transfers                        -             -         1,754            -         7,264              -            -
Participant withdrawals                 (2,015)       (4,275)            -            -             -         (1,677)           -
                                   -------------------------------------------------------------------------------------------------
Units outstanding,
      end of period                     34,228        17,704         4,579        4,692        24,386         31,918        2,997
                                   =================================================================================================

                                                  PHOENIX-
                                     PHOENIX-     SANFORD        PHOENIX-     PHOENIX-                                 DEUTSCHE VIT
                                     SANFORD     BERNSTEIN        SENACA       SENACA        AIM V.I.                    EAFE(R)
                                    BERNSTEIN      MID-CAP        MID-CAP     STRATEGIC      CAPITAL        AIM V.I.      EQUITY
                                   GLOBAL VALUE     VALUE         GROWTH        THEME      APPRECIATION      VALUE        INDEX
                                     SERIES(8)    SERIES(2)      SERIES(1)    SERIES(12)    FUND(11)        FUND(8)      FUND(10)
                                   ------------- ------------- ------------- -----------  -------------  ------------- -------------

Units outstanding,
      beginning of period                    -             -             -            -             -              -            -
Participant deposits                     7,701         7,033        16,478        5,918         2,745          4,831       13,700
Participant transfers                    1,536         6,642             -            -             -              -       (4,105)
Participant withdrawals                      -        (6,494)            -            -             -              -            -
                                   -------------------------------------------------------------------------------------------------
Units outstanding,
      end of period                      9,237         7,181        16,478        5,918         2,745          4,831        9,595
                                   =================================================================================================

                                     FEDERATED
                                   FUND FOR U.S.      VIP                      MUTUAL      TEMPLETON
                                    GOVERNMENT      GROWTH         VIP         SHARES     INTERNATIONAL     WANGER
                                    SECURITIES   OPPORTUNITIES    GROWTH     SECURITIES    SECURITIES    INTERNATIONAL    WANGER
                                        II(1)    PORTFOLIO(3)  PORTFOLIO(7)    FUND(2)       FUND(7)     SMALL CAP(6)   TWENTY(11)
                                   ------------- ------------- ------------- -----------  -------------  ------------- -------------

Units outstanding,
      beginning of period                    -             -             -            -             -              -            -
Participant deposits                   125,870         5,612        22,506       10,938        12,454          1,050        2,421
Participant transfers                     (636)            -             -          598       557,918        607,914            -
Participant withdrawals                (14,154)       (1,681)            -       (6,810)            -              -            -
                                   -------------------------------------------------------------------------------------------------
Units outstanding,
      end of period                    111,080         3,931        22,506        4,726       570,372        608,964        2,421
                                   =================================================================================================

                                    WANGER U.S.
                                   SMALL CAP(6)
                                   -------------
Units outstanding,
      beginning of period                    -
Participant deposits                     5,766
Participant transfers                    7,572
Participant withdrawals                      -
                                   -------------
Units outstanding,
      end of period                     13,338
                                   =============












(1)  From inception March 12, 2001 to December 31, 2001
(2)  From inception March 22, 2001 to December 31, 2001
(3)  From inception March 23, 2001 to December 31, 2001
(4)  From inception March 29, 2001 to December 31, 2001
(5)  From inception July 24, 2001 to December 31, 2001
(6)  From inception August 1, 2001 to December 31, 2001
(7)  From inception August 2, 2001 to December 31, 2001
(8)  From inception August 31, 2001 to December 31, 2001
(9)  From inception October 2, 2001 to December 31, 2001
(10) From inception October 31, 2001 to December 31, 2001
(11) From inception November 23, 2001 to December 31, 2001
(12) From inception December 31, 2001 to December 31, 2001

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .875% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $35 for the year ended December 31, 2001.

   PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

   On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX. NOTE 10--PROPOSED FUND CHANGES

   On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

    Merging Series                                   Surviving Series
    --------------                                   ----------------
    Phoenix-Engemann Nifty Fifty Series              Phoenix-Engemann Capital Growth Series
    Phoenix-Janus Core Equity Series                 Phoenix-Janus Growth Series
    Phoenix-Oakhurst Balanced Series                 Phoenix-Oakhurst Strategic Allocation Series

   If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

   The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

   On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                 PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

   The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS


PRICEWATERHOUSECOOPERS  [logo]


To the Board of Directors of Phoenix Life Insurance Company and
Participant of Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge for New York):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge for New York) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103


-----------------------------------

     PHOENIX LIFE INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
     CONSOLIDATED FINANCIAL STATEMENTS
     DECEMBER 31, 2001 AND 2000

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants ..........................................F-3

Consolidated Balance Sheets ................................................F-4

Consolidated Statements of Income ..........................................F-5

Consolidated Statements of Cash Flows.................................F-6 - F-7

Consolidated Statements of Changes in Stockholder's Equity
    and Comprehensive Income ...............................................F-8

Notes to Consolidated Financial Statements ..........................F-9 - F-45

PRICEWATERHOUSECOOPERS [Logo]


--------------------------------------------------------------------------------
                                                  PRICEWATERHOUSECOOPERS LLP
                                                  100 Pearl Street
                                                  Hartford CT 06103-4508
                                                  Telephone  (860) 241 7000
                                                  Facsimile  (860) 241 7590





                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, cash flows, and changes in stockholder's equity and comprehensive income present fairly, in all material respects, the financial position of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in the accompanying notes to consolidated financial statements, the Company changed its method of accounting for venture capital partnerships (Note
5), securitized financial instruments (Note 3), and derivative financial instruments (Note 3) in 2001.




/s/PricewaterhouseCoopers LLP


February 5, 2002

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
                                                                        ---------------------------------------
                                                                             2000                  2001
                                                                        ------------------  -------------------
                                ASSETS                                      (IN MILLIONS, EXCEPT SHARE DATA)
Investments:
    Available-for-sale debt securities, at fair value................          $  5,949.0           $  9,599.2
    Held-to-maturity debt securities, at amortized cost..............             2,109.6                   --
    Equity securities, at fair value.................................               335.5                286.0
    Mortgage loans, at unpaid principal, net.........................               593.4                535.8
    Real estate, at lower of cost or fair value less costs to sell, net              77.9                 83.1
    Policy loans, at unpaid principal................................             2,105.2              2,172.2
    Venture capital partnerships.....................................               467.3                291.7
    Other invested assets............................................               235.7                281.2
    Short-term investments, at amortized cost........................                 3.8                  8.5
                                                                        ------------------  -------------------
       Total investments.............................................            11,877.4             13,257.7
Cash and cash equivalents............................................               720.0                547.9
Accrued investment income............................................               194.5                203.1
Deferred policy acquisition costs....................................             1,019.0              1,123.7
Premiums, accounts and notes receivable..............................               155.8                175.1
Reinsurance recoverables.............................................                16.6                 21.4
Property, equipment and leasehold improvements, net..................               122.2                102.2
Goodwill and other intangible assets, net............................               582.6                 22.6
Investments in unconsolidated affiliates.............................               173.2                330.6
Deferred income taxes, net...........................................                  --                 22.9
Net assets of discontinued operations (note 13)......................                25.5                 20.8
Other assets.........................................................                49.8                 32.7
Separate account assets and investment trusts........................             5,376.6              5,570.0
                                                                        ------------------  -------------------
    Total assets.....................................................          $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================
                       LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
------------
    Policy liabilities and accruals.................................           $ 11,372.6           $ 11,993.4
    Policyholder deposit funds......................................                678.4              1,368.2
    Long-term debt (note 10)........................................                425.1                175.0
    Deferred income taxes, net......................................                  9.4                   --
    Other liabilities...............................................                473.3                496.0
    Separate account liabilities and investment trusts..............              5,376.6              5,564.9
                                                                        ------------------  -------------------
         Total liabilities..........................................             18,335.4             19,597.5
                                                                        ------------------  -------------------
Commitments and contingencies (note 22).............................
Minority interest in net assets of consolidated subsidiaries........                136.9                  1.1
                                                                        ------------------  -------------------
Stockholder's equity:
---------------------
   Common stock ($1,000 par value, 10,000 shares authorized;
      0 and 10,000 shares issued and outstanding at December 31,
      2000 and 2001, respectively...................................                   --                 10.0
   Additional paid-in capital.......................................                   --              1,712.0
   Retained earnings................................................              1,820.7                 29.0
   Accumulated other comprehensive income...........................                 20.2                 81.1
                                                                        ------------------  -------------------
       Total stockholder's equity...................................              1,840.9              1,832.1
                                                                        ------------------  -------------------
       Total liabilities and stockholder's equity...................           $ 20,313.2           $ 21,430.7
                                                                        ==================  ===================


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF INCOME
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                   --------------------------------------------------
                                                                       1999              2000              2001
                                                                   --------------    --------------    --------------
Revenues:                                                                            (IN MILLIONS)
---------
Premiums.......................................................         $1,175.7         $ 1,147.4         $ 1,112.7
Insurance and investment product fees..........................            574.6             631.0             430.3
Net investment income..........................................            953.1           1,129.6             830.2
Net realized investment gains .................................             75.8              89.2             150.1
                                                                   --------------    --------------    --------------
        Total revenues.........................................          2,779.2           2,997.2           2,523.3
                                                                   --------------    --------------    --------------
Benefits and expenses:

       Policy benefits and increase in policy liabilities......          1,373.1           1,409.8           1,406.7
       Policyholder dividends..................................            360.5             378.0             400.1
       Amortization of deferred policy acquisition costs                   147.9             356.0             133.0
       Amortization of goodwill and other intangible assets                 40.1              36.9              24.7
       Interest expense........................................             34.0              32.7              20.0
       Demutualization expenses................................               --              21.8              25.9
       Other operating expenses................................            557.9             604.5             470.6
                                                                   --------------    --------------    --------------
            Total benefits and expenses........................          2,513.5           2,839.7           2,481.0
                                                                   --------------    --------------    --------------
Income from continuing operations before income taxes,
       minority interest and equity in earnings of and
       interest earned from investments in unconsolidated
       affiliates..............................................            265.7             157.5              42.3
Income tax expense (benefit)...................................             99.0              56.2             (19.8)
                                                                   --------------    --------------    --------------
Income from continuing operations before minority
       Interest, equity in earnings of and interest earned
       From investments in unconsolidated affiliates...........            166.7             101.3              62.1
Minority interest in net income of consolidated
       Subsidiaries............................................            (10.1)            (14.1)             (3.7)
Equity in earnings of and interest earned from
       Investments in unconsolidated affiliates................              5.5               7.6               8.1
                                                                   --------------    --------------    --------------
Income from continuing operations..............................            162.1              94.8              66.5
Discontinued operations (note 13):
----------------------------------
       Income from discontinued operations, net of income
            taxes..............................................             36.1               9.4                --
       Loss on disposal, net of income taxes...................           (109.0)            (20.9)               --
                                                                   --------------    --------------    --------------
Income before cumulative effect of accounting
       changes.................................................             89.2              83.3              66.5
                                                                   --------------    --------------    --------------
Cumulative effect of accounting changes for:
--------------------------------------------
       Venture capital partnerships, net of income taxes
          (note 5).............................................               --                --             (48.8)
       Securitized financial instruments, net of income
          taxes (note 3).......................................               --                --             (20.5)
       Derivative financial instruments, net of income taxes
          (note 3).............................................               --                --               3.9
                                                                   --------------    --------------    --------------
Net income ....................................................           $ 89.2            $ 83.3             $ 1.1
                                                                   ==============    ==============    ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------
                                                                            1999             2000            2001
                                                                        ------------     ------------    ------------
Cash flows from operating activities:                                                  (IN MILLIONS)
-------------------------------------
           Net income ........................................               $ 89.2          $  83.3          $  1.1
Adjustments to reconcile net income to net cash provided by operating activities:
       Net loss from discontinued operations..................                 72.9             11.5              --
       Net realized investment gains..........................                (75.8)           (89.2)         (150.1)
       Amortization and depreciation..........................                 72.0             56.8            43.2
       Investment income......................................               (138.2)          (297.7)           97.4
       Securitized financial instruments and derivatives......                   --               --            16.6
       Deferred income tax benefit............................                (13.9)           (37.0)          (60.4)
       Increase in receivables................................                (62.9)           (54.0)          (76.9)
       (Increase) decrease in deferred policy acquisition costs                 (.3)           183.2           (76.2)
       Increase in policy liabilities and accruals............                321.2            472.8           469.0
       Change in other assets/other liabilities, net..........                 53.8             45.4           145.3
                                                                        ------------     ------------    ------------
       Net cash provided by continuing operations.............                318.0            375.1           409.0
       Net cash used for discontinued operations..............                (76.7)          (264.6)          (75.1)
                                                                        ------------     ------------    ------------
       Net cash provided by operating activities..............                241.3            110.5           333.9
                                                                        ------------     ------------    ------------
Cash flows from investing activities:
-------------------------------------
       Proceeds from the sale of debt securities:
           Available-for-sale.................................              1,192.2            912.1         1,202.0
           Held-to-maturity...................................                 18.0              9.8            17.5
       Proceeds from the maturity of debt securities:
           Available-for-sale.................................                 49.7             38.7            96.7
           Held-to-maturity...................................                  6.5             25.9            35.5
       Proceeds from the repayment of debt securities:
           Available-for-sale.................................                461.0            286.1           534.0
           Held-to-maturity...................................                162.2            173.8           158.5
       Proceeds from sale of equity securities................                163.5            515.4           114.6
       Proceeds from the maturity of mortgage loans...........                 18.9             17.3            16.4
       Proceeds from the repayment of mortgage loans..........                106.0            110.3            42.3
       Proceeds from distributions of venture capital partnerships             26.7             37.9            30.7
       Proceeds from sale of real estate and other invested assets             38.0             26.6            36.8
       Proceeds from sale of property and equipment...........                   --             20.6              --
       Proceeds from sale of subsidiaries and affiliates......                 46.4             14.1           659.8
       Purchase of available-for-sale debt securities.........             (1,672.6)        (1,418.4)       (3,132.7)
       Purchase of held-to-maturity debt securities...........               (395.5)          (356.0)         (393.8)
       Purchase of equity securities..........................               (162.4)          (130.5)          (72.8)
       Purchase of subsidiaries...............................               (187.6)           (59.3)          (10.0)
       Purchase of mortgage loans.............................                (25.3)            (1.0)             --
       Purchase of investments in unconsolidated affiliates and
            other invested assets.............................               (103.4)           (46.5)         (104.2)
       Purchase of minority interest in subsidiary............                   --               --          (358.1)
       Purchase of interests in venture capital partnerships..               (108.5)           (95.1)          (47.0)
       Change in short-term investments, net..................                  (.6)              .5            (4.8)
       Increase in policy loans...............................                (34.3)           (62.7)          (67.0)
       Capital expenditures...................................                (20.5)           (21.5)          (13.7)
       Other investing activities, net........................                  1.7               --              --
                                                                        ------------     ------------    ------------
Net cash used for continuing operations.......................               (419.9)            (1.9)       (1,259.3)
Net cash provided by discontinued operations..................                105.6            259.5            77.5
                                                                        ------------     ------------    ------------
Net cash (used for) provided by investing activities..........             $ (314.3)         $ 257.6       $(1,181.8)
                                                                        ------------     ------------    ------------

The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                        1999              2000               2001
                                                                    --------------    --------------     -------------
Cash flows from financing activities:                                                 (IN MILLIONS)
-------------------------------------

       Net deposits of policyholder deposit funds,
           net of interest credited...............................         $  6.5           $ 140.2           $ 689.8
       Proceeds (repayments) from securities sold subject to
           repurchase agreements..................................           28.4             (28.4)               --
       Issuance of common stock...................................             --                --              10.0
       Capital contributions from parent..........................             --                --              78.6
       Dividends paid to parent ..................................             --                --            (132.3)
       Proceeds from borrowings...................................          175.1              50.0             180.0
       Repayment of borrowings....................................         (125.0)           (124.0)           (125.1)
       Distributions to minority stockholders.....................           (4.2)             (5.8)             (5.8)
       Debenture principal payments...............................             --                --             (19.4)
       Other financing activities, net............................            (.4)              3.2                --
                                                                    --------------    --------------     -------------
       Net cash  provided by financing activities.................           80.4              35.2             675.8
                                                                    --------------    --------------     -------------
       Net change in cash and cash equivalents....................            7.4             403.3            (172.1)
       Cash and cash equivalents, beginning of year...............          309.3             316.7             720.0
                                                                    --------------    --------------     -------------
       Cash and cash equivalents, end of year.....................         $316.7           $ 720.0            $547.9
                                                                    ==============    ==============     =============
Supplemental cash flow information:
-----------------------------------
       Income taxes paid (received), net..........................         $106.4           $ 135.8           $ (47.0)
       Interest paid on indebtedness..............................         $ 34.8           $  34.1           $  23.8









The accompanying notes are an integral part of these consolidated financial statements.


                                                                      RETAINED        ACCUMULATED
                                                    ADDITIONAL        EARNINGS           OTHER             TOTAL
                                        COMMON        PAID-IN       (ACCUMULATED     COMPREHENSIVE     STOCKHOLDER'S
                                        STOCK         CAPITAL          DEFICIT)      INCOME (LOSS)        EQUITY
                                      -----------  --------------  ---------------  ----------------   --------------
(IN MILLIONS)
Balance at January 1, 1999            $      --      $     --          $ 1,642.3        $     94.3       $  1,736.6
--------------------------
Net income...........................                                       89.2                               89.2
Other comprehensive loss, net of
   income taxes:
      Unrealized loss on securities..                                                        (66.8)           (66.8)
      Reclassification adjustment for
        net realized gains included in
        net income                                                                            (1.5)            (1.5)
      Minimum pension liability
      adjustment                                                                              (1.5)            (1.5)
                                                                                                       --------------
   Total other comprehensive loss....                                                                         (69.8)
Comprehensive income.................                                                                          19.4
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 1999......... $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
----------------------------
                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2000            $      --      $     --          $ 1,731.5        $     24.5       $  1,756.0
--------------------------
Comprehensive income:
   Net income........................                                       83.3                               83.3
   Other comprehensive income, net of
      income taxes:
      Unrealized gains on securities.                                                         53.0             53.0
      Reclassification adjustment for
        net
        Realized gains included in                                                           (58.9)           (58.9)
           net income
      Minimum pension liability                                                                1.6              1.6
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          (4.3)
Comprehensive income.................                                                                          79.0
Other equity adjustments.............                                        5.9                                5.9
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2000......... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
----------------------------

                                      ===========  ==============  ===============  ================   ==============

Balance at January 1, 2001........... $      --      $     --          $ 1,820.7        $     20.2       $  1,840.9
--------------------------
Demutualization transaction..........      10.0        1,712.0          (1,765.7)                             (43.7)
Equity adjustment for policyholder
   dividend obligation...............                                      (30.3)                             (30.3)
Other equity adjustments.............                                        3.2                                3.2
Comprehensive income:
   Net income........................                                        1.1                                1.1
   Other comprehensive income, net of
      income taxes:
      Unrealized gain on security
        transfer from held-to-maturity
        to available-for-sale........                                                         83.9             83.9
      Unrealized loss on securities..                                                          (.9)             (.9)
      Unrealized gains on derivatives                                                          3.9              3.9
      Equity adjustment for policyholder
        dividend obligation.........                                                          (8.8)            (8.8)
      Reclassification adjustment for
        net realized gains included in                                                       (10.0)           (10.0)
        net income
      Cumulative effect of accounting
        change for derivatives.......                                                          1.1              1.1
      Minimum pension liability                                                               (8.3)            (8.3)
        adjustment
                                                                                                       --------------
   Total other comprehensive income..                                                                          60.9
Comprehensive income.................                                                                          62.0
                                      -----------  --------------  ---------------  ----------------   --------------

Balance at December 31, 2001.........   $  10.0      $ 1,712.0         $    29.0        $     81.1       $  1,832.1
----------------------------
                                      ===========  ==============  ===============  ================   ==============


The accompanying notes are an integral part of these consolidated financial statements.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). See note 2--"Reorganization and Initial Public Offering."

2.       REORGANIZATION AND INITIAL PUBLIC OFFERING

On December 18, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly-owned subsidiary of Phoenix. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. Accordingly, Phoenix's retained earnings immediately following the demutualization and the closing of the Initial Public Offering ("IPO") on June 25, 2001 (net of the cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital. In addition, Phoenix Life established a closed block for the benefit of holders of certain individual life insurance policies of Phoenix Life. The purpose of the closed block is to protect, after demutualization, the policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 14 --"Closed Block."

On June 25, 2001, Phoenix closed its IPO in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO of $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriter's discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of Phoenix Life. Less than majority-owned entities, in which Phoenix Life has significant influence over operating and financial policies and generally at least a 20% ownership interest, are reported on the equity method of accounting.

In January of 2001, Phoenix Life purchased the minority interest in PXP See Note 4--"Significant Transactions." This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to Phoenix. See Note 9--"Related Party Transactions." Consequently, Phoenix Life's 1999 and 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

Valuation of investments

Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix Life classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds, preferred stocks and private placement bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

In 2001, management decided, as part of Phoenix Life's conversion to a public company, that held-to-maturity debt securities should be reclassified to available-for-sale debt securities. See note 5 - "Investments."

For mortgage-backed and asset-backed investments in the debt security portfolio, Phoenix Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in the estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix Life will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on either the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral if collection is collateral-dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

Real estate, all of which is held for sale, is carried at the lower of cost or fair value less costs to sell. Fair value for real estate is determined by taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization, including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

Venture capital partnerships are recorded in accordance with the equity method of accounting. Phoenix Life records its share of the net equity in earnings of the venture capital partnerships in accordance with Accounting Principle Board Opinion No. 18, using the most recent financial information received from the partnerships. Historically, this information had been provided to Phoenix Life on a one-quarter lag. In the first quarter of 2001, Phoenix Life changed its method of applying the equity method of accounting to eliminate such quarterly lag. See note 5 - "Investments."

Other invested assets primarily include leveraged lease investments, derivatives and other partnership and joint venture interests. Leverage lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which Phoenix Life does not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. Derivatives are valued in accordance with Statement of Financial Accounting Standards ("SFAS") No. 133. See recent accounting pronouncements within note 3.

Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

Realized investment gains and losses, other than those related to separate accounts for which Phoenix Life does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

In the normal course of business, Phoenix Life enters into transactions involving various types of financial instruments including debt investments such as debt securities, equity securities, and off-balance sheet commitments, primarily, related to venture capital partnerships. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

Deferred policy acquisition costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In conjunction with the 1997 acquisition of the Confederation Life business, Phoenix recognized an asset for the present value of future profits ("PVFP") representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs ("DAC").

The method used to amortize DAC and PVFP depends on how the policy was classified. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits.

The amortization process requires the use of various assumptions, estimates and judgements about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on Phoenix's past experience, industry studies, regulatory requirements and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

Internal replacements are defined as an exchange of an existing Phoenix Life insurance or annuity policy for a different Phoenix Life insurance or annuity policy. The DAC balance associated with the replaced policy is treated in the same manner as policies that are surrendered. In the case of policies that are surrendered, in which owners cancel existing life or annuity contracts, the amortization of DAC is adjusted to reflect these surrenders.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Goodwill and other intangible assets

In 1999 and 2000, goodwill is amortized on a straight-line basis over periods ranging from ten to forty years, corresponding with the benefits expected to be derived from the related business acquisitions. The weighted-average life of goodwill is approximately thirty-eight years. Other intangible assets, primarily associated with investment management contracts and employee contracts, are amortized over their estimated useful lives using a straight-line basis. The average estimated useful life of the other intangible assets ranges from five to sixteen years for investment management contracts and three to seven years for employee contracts. The weighted-average life of other intangible assets is approximately thirteen years. Goodwill and other intangible assets' carrying values are periodically evaluated in accordance with SFAS No. 121, Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of, by comparing estimates of future undiscounted cash flows to the carrying values of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting Phoenix Life's business. See SFAS No. 142 under "Recent accounting pronouncements" in note 3 for change in accounting policy effective January 1, 2002.

In 2001, remaining goodwill was amortized on a straight-line basis over a ten year period.

Investments in unconsolidated affiliates

Investments in unconsolidated affiliates represents investments in operating entities in which Phoenix Life owns more than 20% but less than a majority of the outstanding common stock and those operating entities for which Phoenix Life owns less than 20% if Phoenix Life exercises significant influence over the operating and financial policies of the company. Phoenix Life uses the equity method of accounting for its investments in the common stock of these entities. Investments in unconsolidated affiliates also includes, where applicable, Phoenix Life's investments in senior securities of these entities.

Separate account assets and liabilities and investment trusts

Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix Life. The assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

Investment trusts are assets held for the benefit of institutional clients who have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans. Investment trusts, for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Phoenix Life's financial exposure is limited to its share of equity and bond investments in these vehicles and there is no financial guarantees from, or recourse to, Phoenix Life for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Policy liabilities and accruals

Future policy benefits are liabilities for life and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. The guaranteed interest rates range from 2.25% to 6.00% in 2001. Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.00% to 7.15% in 2001, less administrative and mortality charges.

Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.1% to 12.3%, less administrative charges.

Premium and fee revenue and related expenses

Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

Investment management fees

Investment management fees included in insurance and investment product fees in the accompanying Consolidated Statements of Income are recorded as income pro-rata during the period in which services are performed. Investment management fees are generally computed and earned based upon a percentage of assets under management. Investment management fees are paid pursuant to the terms of the respective investment management contracts, which generally require monthly or quarterly payment.

Reinsurance

Phoenix Life uses reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policyholder dividends

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix Life. The amount of policyholder dividends to be paid is determined annually by Phoenix Life's Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix Life's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix Life establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix Life also establishes a liability for termination dividends. See note 14 --"Closed Block" for information on the policyholder dividend obligation.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Income taxes

Phoenix and its eligible affiliated companies have elected to file a life/non-life consolidated federal income tax return for 2001. For 2000 and prior years, Phoenix Life was the parent company of the group of eligible affiliated companies that had elected to file life/non-life consolidated federal income tax returns. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life income tax losses that can be applied to offset life insurance company taxable income.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs, investment impairment reserves, reserves for post-retirement benefits and unrealized gains or losses on investments.

Employee benefit plans

Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. Phoenix Life incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for Phoenix Life's participation in the plans. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to Phoenix Life have been allocated.

Recent accounting pronouncements

Securitized Financial Instruments. Effective April 1, 2001, Phoenix Life adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. Upon adoption of EITF 99-20, Phoenix recorded a $20.5 million charge in net income as a cumulative effect of accounting change, net of income taxes.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Derivative Financial Instruments. Effective January 1, 2001, Phoenix Life adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

Phoenix Life maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. Phoenix Life's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. Derivative instruments that are used as part of Phoenix Life's interest rate risk-management strategy include interest rate swap agreements, interest rate caps, interest rate floors, interest rate swaptions and foreign currency swap agreements. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life enters into derivative contracts only with a number of highly rated financial institutions.

Phoenix Life enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix Life does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix Life exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

Phoenix Life enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix Life does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix Life the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix Life would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix Life pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

Phoenix Life enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix Life agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements are recognized in net investment income. To reduce counterparty credit risks and diversify counterparty exposure, Phoenix Life only enters into derivative contracts with highly rated financial institutions.

On January 1, 2001, in accordance with the transition provisions of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $1.3 million
(gain) in earnings to recognize at fair value all derivatives that are designated as fair-value hedging instruments. Phoenix Life also recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. Phoenix Life also recorded a net-of-tax cumulative effect adjustment of $1.1 million in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments.

For derivative instruments that were not designated as hedges, upon implementation of SFAS 133, Phoenix Life recorded a net-of-tax cumulative effect adjustment of $3.9 million in earnings to recognize these instruments at fair value. Gains and losses on derivatives that were previously deferred as adjustments to the

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

carrying amount of hedged items were not included in the cumulative effect adjustment. There were no gains or losses on derivative instruments that were reported independently as deferred assets or liabilities that required de-recognition from the balance sheet.

Phoenix Life recognized an after-tax gain of $0.9 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate swaps which have been designated as cash flow hedges, using the shortcut method, assuming no ineffectiveness. These interest rate swaps hedge floating-rate exposure on asset cash flows that back insurance liabilities by swapping floating rate bonds to fixed. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as cash flow hedges, and for which the critical terms of the hedging instrument and the assets match, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Phoenix Life expects that there will be no ineffectiveness to recognize in earnings during the term of the hedges, and Phoenix Life does not expect to reclassify into earnings amounts reported in accumulated other comprehensive income over the next twelve months.

Phoenix Life also recognized an after-tax gain of $3.0 million for the year ended December 31, 2001 (reported as other comprehensive income in the Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, Phoenix Life recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. As of December 31, 2001, $0.3 million of the deferred net after-tax gains on these derivative instruments is expected to be reclassified into earnings over the next twelve months. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

Phoenix Life also recognized an after-tax loss of $0.4 million for the year ended December 31, 2001 (reported as net investment income in the Consolidated Statements of Income), which represented the change in fair value of derivative instruments which were not designated as hedges upon implementation of SFAS 133. These instruments primarily include: interest rate floors which hedge spread deficiency risk between assets and deferred annuity product liabilities; interest rate caps which hedge disintermediation risk associated with universal life insurance liabilities; and interest rate swaps which were hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities for which offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased. For changes in fair value of derivatives that are not designated and did not qualify as highly effective hedges upon implementation of SFAS 133, Phoenix Life recognizes the entire change in fair value of the derivatives in current-period earnings. For the year ended December 31, 2001, Phoenix Life also recognized an after-tax gain of $0.9 million (reported as net realized investment gains in the Consolidated Statements of Income), which resulted from the termination prior to maturity of interest rate swaps which were not designated as hedges upon implementation of SFAS 133.

Phoenix Life also holds foreign currency swaps as hedges against available-for-sale securities that back U.S. dollar denominated liabilities. For changes in the fair value of derivatives that are designated, qualify, and are highly effective as fair value hedges, Phoenix Life recognizes the change in fair value of the derivative, along with the change in value of the hedged asset or liability attributable to the hedged risk, in current-period earnings. Phoenix Life recognized an after-tax gain of $0.8 million for the year ended December 31, 2001.

In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

Accounting for Demutualizations. Effective June 30, 2001, Phoenix Life adopted Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and For Certain Long-Duration Participating Contracts ("SOP 00-3"). The provisions of SOP 00-3 provide guidance on accounting by insurance enterprises for demutualizations and the formation of mutual holding companies, including the emergence of earnings from and the financial statement presentation of the closed block established in connection with the demutualization. SOP 00-3 specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block.

Pursuant to the adoption of SOP 00-3, Phoenix Life recorded a charge of $30.3 million to equity in the second quarter of 2001 representing the establishment of the policyholder dividend obligation along with the corresponding impact on deferred policy acquisition costs and deferred income taxes. See note 14 --"Closed Block" for additional information.

Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. Phoenix Life recognized $7.1 million in goodwill amortization during 2001. As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions". Goodwill amortization will not be recognized after 2001 in accordance with SFAS 142. In addition, goodwill recorded as a result of business combinations completed during the six-month period ended December 31, 2001 will not be amortized.

The provisions of SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. However, a company has six months from the date of adoption to complete the first step. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of a company's fiscal year. Intangible assets deemed to have an indefinite life would be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. Phoenix Life has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have a material impairment charge in 2002.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Impairment of Long-Lived Assets. In August 2001, the Financial Accounting Standards Board issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"), effective January 1, 2002. Under SFAS 144, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less costs to sell.

Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Phoenix Life is currently reviewing the provisions of SFAS 144 and assessing the impact of adoption.

4.       SIGNIFICANT TRANSACTIONS

Purchase of Phoenix Investment Partners, Ltd. minority interest

On September 10, 2000, Phoenix Life, one of its subsidiaries and PXP entered into an agreement and plan of merger pursuant to which such subsidiary agreed to purchase the outstanding common stock shares of PXP owned by third parties for a price of $15.75 per share. In connection with this merger, Phoenix Life's subsidiary paid, from available cash and short-term investments, $339.3 million to those third parties on January 11, 2001. As a result, PXP became an indirect wholly-owned subsidiary of Phoenix Life and PXP's shares of common stock were de-listed from the New York Stock Exchange. In addition, PXP accrued compensation expenses of $57.0 million to cash out stock options, $5.5 million of related compensation costs, $5.2 million in retention costs and $3.9 million in transaction costs at March 31, 2001.

After the merger, some third party holders of PXP's convertible subordinated debentures converted their debentures and PXP redeemed all remaining outstanding debentures held by third parties by the end of March 2001. PXP made cash payments totaling $38.2 million in connection with these conversions and redemptions from funds borrowed from its then existing credit facility.

The excess of purchase price over the minority interest in the net assets of PXP totaled $224.1 million. Of this excess purchase price, $179.1 million has been allocated to investment management contracts, which are being amortized over their estimated useful lives using the straight-line method. The weighted-average useful life of the investment management contracts is 13.4 years. The remaining excess purchase price, net of deferred taxes, of $118.4 million has been classified as goodwill and is being amortized over 40 years using the straight-line method. Related amortization of goodwill and investment management contracts of $2.9 million and $13.9 million, respectively, has been expensed for the year ended December 31, 2001.

The following table summarizes the calculation and allocation of the purchase price (in millions).

                    Purchase price:
                    --------------
                    Purchase price for 21.5 million outstanding shares at $15.75/share............     $  339.3
                    Premium paid related to third party convertible debt redemption/conversion....         18.8
                    Transaction related costs.....................................................          3.2
                                                                                                       --------
                         Total purchase price.....................................................     $  361.3
                                                                                                       ========
                    Purchase price allocation:
                    -------------------------
                    Fair value of acquired net assets.............................................     $  137.2
                    Investment management contracts...............................................        179.1
                    Deferred taxes................................................................        (73.4)
                    Goodwill......................................................................        118.4
                                                                                                       --------
                         Total purchase price allocation..........................................     $  361.3
                                                                                                       ========

Prior to this transaction, PXP had a $1.2 million liability related to options held by certain employees. As a result of this transaction, all outstanding options were settled and, consistent with previous accounting treatment, the remaining liability was reversed and recorded as an adjustment to equity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Additionally, prior to the transaction, PXP had outstanding restricted stock which had been issued to certain employees pursuant to PXP's Restricted Stock Plan. For book purposes, the fair market value of the restricted stock at the date of the grant was recorded as unearned compensation, a separate component of stockholders' equity, and amortized over the restriction period. For tax purposes, PXP could deduct compensation expense equal to the fair market value of the stock on the date the restrictions lapse. The tax benefit of the deduction in excess of the compensation expense was recorded as an adjustment to additional paid-in capital. At the time of this transaction, all restrictions lapsed and PXP recorded a $2.0 million tax receivable for the deduction and a corresponding adjustment to equity.

Master credit facility

In June 2001, Phoenix, Phoenix Life, and PXP entered into a $375 million unsecured revolving credit facility that matures on June 10, 2005. Phoenix Life's and PXP's existing credit agreements were terminated at that time. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum risk based capital ratio, and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. See note 10 - "Long-Term Debt" for additional information on credit facilities.

Early retirement program

On January 29, 2001, Phoenix offered a special retirement program under which qualified participants will receive enhanced retirement benefits by the addition of five years to age and pension plan service under the Employee Pension Plan. Employees of Phoenix Life and PXP who decided to participate will retire by May 31, 2002. Of the 318 participants eligible, 182 accepted the special retirement incentive program. As a result of this program, Phoenix Life was allocated an additional pension expense for the year ended December 31, 2001.

Aberdeen Asset Management PLC

On February 18, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 15,050,000 shares of the common stock of Aberdeen Asset Management PLC ("Aberdeen"), a Scottish asset management firm, for $29.4 million. PM Holdings owned 31,600,000 shares and 38,100,000 share as of December 31, 2000 and 2001, respectively.

On April 15, 1996, Phoenix Life purchased 7% convertible subordinated notes issued by Aberdeen for $37.5 million. The notes, which mature on March 29, 2003, are convertible into 17,441,860 shares of Aberdeen common stock.

In May 2001, Phoenix Life purchased additional shares of common stock of Aberdeen for a cash purchase price of $46.8 million, bringing its ownership to approximately 22.0% (26.95% when the convertible subordinated note is included) of the common stock of Aberdeen at December 31, 2001. The investment in Aberdeen common stock is reported on the equity method. The notes and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets.

The investment in Aberdeen's convertible note at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in the note was reported at amortized cost. Aberdeen's convertible note was included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $63.7 million. See note 5-- "Investments."

The fair value of Phoenix Life's investments in Aberdeen, based on the closing market price, was $455.8 million and $322.3 million as of December 31, 2000 and 2001, respectively.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Dividend scale

In November 2000, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2001. In October 1999, Phoenix Mutual's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

Emprendimiento Compartido, S.A. ("EMCO")

At January 1, 1999, PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest in this Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased 13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five-year covenant not-to-compete.

In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings' ownership interest from 35% to 100% of the then outstanding stock.

On November 12, 1999, PM Holdings sold 11.5 million shares (a 50% interest) of EMCO common stock for $40.0 million, generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest-bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million, which is being amortized over five years, and goodwill of $12.0 million, which is being amortized over ten years.

PFG Holdings, Inc.

On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix Life, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock, which is convertible into a 67% interest in common stock for $5 million in cash. In addition, Phoenix Life has an option to purchase all the outstanding common stock during the sixth year subsequent to the acquisition at a value equal to 80% of the appraised value of the common stock at that time. As of December 31, 2001, this option had not been executed. Since Phoenix Life holds voting control, the entity has been consolidated and a minority interest has been established for outside stockholders' interests. The transaction resulted in goodwill of $3.8 million, which is being amortized on a straight-line basis over forty years.

AGL Life Assurance Company, an operating subsidiary of PFG Holdings, must maintain at least $10.0 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing of $11.0 million at the purchase date to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PM Holdings provided additional financing to PFG Holdings in 2001 in the form of a convertible subordinated note. The interest rate on the note is 8%, and the note will mature on November 1, 2006. The note allows for up to $8 million in financing and is convertible into common stock at any time at a variable conversion price.

Property and casualty distribution operations

On May 3, 1999, PM Holdings sold its property and casualty distribution business to Hilb, Rogal and Hamilton Company ("HRH") for $48.1 million including $10.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in 5.25% convertible subordinated debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. Phoenix also has contractual rights to designate two nominees for election to HRH's Board of Directors. As of December 31, 2001, two Phoenix designees were serving as HRH directors. The pre-tax gain realized on the sale was $40.1 million.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The convertible debentures mature on May 3, 2014 and are callable by HRH on or after May 3, 2009. The debentures are convertible into 1,406,593 shares of HRH common stock.

The investment in HRH debentures at December 31, 2001 is reported at fair value with unrealized gains or losses included in equity. For the years ended prior to 2001, the investment in HRH was reported at amortized cost. HRH debentures were included in the transfer of securities from held-to-maturity to available-for-sale in 2001 and resulted in a pre-tax unrealized gain of $46.8 million. See note 5 - "Investments."

The investment in HRH common stock is reported on the equity method. The debentures and common stock are classified as investments in unconsolidated affiliates in the Consolidated Balance Sheets. As of December 31, 2001, Phoenix Life owns 6.4% of the outstanding HRH common stock, 14.8% on a diluted basis.

The fair value of Phoenix Life's investments in HRH, based on the closing market price, was $90.6 million and $78.8 million as of December 31, 2000 and 2001, respectively.

Discontinued operations

During 1999, Phoenix Life discontinued its reinsurance operations, real estate management operations and group life & health operations. Disclosures concerning the financial effect of these transactions are contained in note 13-- "Discontinued Operations."

5.       INVESTMENTS

Information pertaining to Phoenix Life's investments, net investment income and realized and unrealized investment gains and losses follows:

Debt and equity securities

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2001 were as follows:

                                                                           GROSS             GROSS
                                                        AMORTIZED       UNREALIZED        UNREALIZED          FAIR
                                                          COST             GAINS            LOSSES           VALUE
                                                       ------------     ------------      ------------     -----------
Debt securities                                                                (IN MILLIONS)
---------------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds..............         $ 256.0          $  13.3           $ (0.1)         $ 269.2
    State and political subdivision bonds.........           508.6             24.7             (1.7)           531.6
    Foreign government bonds......................           293.7             34.1             (1.1)           326.7
    Corporate securities..........................         4,316.6            145.5           (103.7)         4,358.4
    Mortgage-backed and asset-backed
    securities....................................         4,125.0            107.4            (84.3)         4,148.1
                                                       ------------     ------------      ------------     -----------
        Total available-for-sale securities.......         9,499.9            325.0           (190.9)         9,634.0
     Less: available-for-sale securities of
               discontinued operations............            34.8               --                --            34.8
                                                       ------------     ------------      ------------     -----------
     Total available-for-sale debt securities of
      continuing operations.......................       $ 9,465.1          $ 325.0         $ (190.9)       $ 9,599.2
                                                       ============     ============      ============     ===========

Equity securities.................................         $ 275.7          $  52.4          $ (40.6)         $ 287.5
-----------------
      Less: equity securities of discontinued
                operations........................             1.5               --                --             1.5
                                                       ------------     ------------      ------------    ------------
         Total equity securities of continuing
          operations..............................         $ 274.2          $  52.4          $ (40.6)         $ 286.0
                                                       ============     ============      ============     ===========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in debt and equity securities as of December 31, 2000 were as follows:


                                                                          GROSS            GROSS
                                                         AMORTIZED      UNREALIZED        UNREALIZED
                                                            COST          GAINS            LOSSES       FAIR VALUE
                                                         -----------    -----------      -----------    -----------
Debt securities                                                                (IN MILLIONS)
---------------
HELD-TO-MATURITY:
    State and political subdivision bonds............      $    30.6      $      .3         $   (.9)     $     30.0
    Foreign government bonds.........................            2.4             --             (.7)            1.7
    Corporate securities.............................        1,781.2           48.0           (39.0)        1,790.2
    Mortgage-backed and asset-backed securities......          295.4           15.4            (3.8)          307.0
                                                         -----------    -----------      -----------    -----------
         Total held-to-maturity securities...........        2,109.6           63.7           (44.4)        2,128.9
                                                         -----------    -----------      -----------    -----------
AVAILABLE-FOR-SALE:
    U.S. government and agency bonds.................          262.5           13.8             (.3)          276.0
    State and political subdivision bonds............          459.9           16.9            (1.9)          474.9
    Foreign government bonds.........................          246.0           26.7            (5.8)          266.9
    Corporate securities.............................        2,222.1           37.7           (83.1)        2,176.7
    Mortgage-backed and asset-backed securities......        2,830.5           63.5           (25.2)        2,868.8
                                                         -----------    -----------      -----------    -----------
         Total available-for-sale securities.........        6,021.0          158.6          (116.3)        6,063.3
  Less: available-for-sale securities of
     discontinued operations.........................          114.3             --               --          114.3
                                                         -----------    -----------      -----------    -----------
     Total available-for-sale securities of
       continuing operations.........................        5,906.7          158.6          (116.3)        5,949.0
                                                         -----------    -----------      -----------    -----------
     Total debt securities of continuing operations..      $ 8,016.3      $   222.3         $(160.7)     $  8,077.9
                                                         ===========    ===========      ===========    ===========
                                                         ===========    ===========      ===========    ===========
Equity securities....................................      $   297.3      $    77.9         $ (39.7)     $    335.5
-----------------                                        ===========    ===========      ===========    ===========

The sale of debt securities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $3.9 million and $9.1 million, for the years ended December 31, 1999, 2000 and 2001, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. Net realized (losses) gains were $(0.2) million, $(3.9) million and $1.5 million in 1999, 2000 and 2001, respectively.

The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life may have the right to put or sell the obligations back to the issuers.

                                                                                   AVAILABLE-FOR-SALE
                                                                              ------------------------------
                                                                                AMORTIZED           FAIR
                                                                                  COST             VALUE
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Due in one year or less........................................         $   121.2        $   121.9
         Due after one year through five years..........................           1,276.7          1,260.0
         Due after five years through ten years.........................           1,772.9          1,820.3
         Due after ten years............................................           2,204.1          2,283.7
         Mortgage-backed and asset-backed securities....................           4,125.0          4,148.1
                                                                              -------------     ------------
              Total.....................................................           9,499.9          9,634.0
         Less: securities of discontinued operations....................              34.8             34.8
                                                                              -------------     ------------
              Total securities of continuing operations.................         $ 9,465.1        $ 9,599.2
                                                                              =============     ============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                      DECEMBER 31,

                                                                              ------------------------------
                                                                                  2000             2001
                                                                              -------------     ------------
                                                                                      (IN MILLIONS)
         Planned amortization class.........................................     $   117.4        $   133.9
         Asset-backed.......................................................       1,082.3          1,607.9
         Mezzanine..........................................................         166.5            359.1
         Commercial.........................................................         796.5            633.6
         Sequential pay.....................................................         937.7          1,268.7
         Pass through.......................................................          59.3             75.5
         Other..............................................................           4.5             69.4
                                                                              -------------     ------------
         Total mortgage-backed and asset-backed securities                       $ 3,164.2        $ 4,148.1
                                                                              =============     ============

Mortgage loans and real estate

Phoenix Life's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                                 MORTGAGE LOANS               REAL ESTATE
                                                                  DECEMBER 31,                DECEMBER 31,
                                                            -------------------------    -----------------------
                                                               2000          2001           2000          2001
                                                            -----------    ----------    ----------   ----------
                    Property type:                                             (IN MILLIONS)
                    Office buildings..................         $ 171.3       $ 155.4        $ 34.4       $ 25.2
                    Retail............................           183.5         170.4           6.9          7.5
                    Apartment buildings...............           180.7         171.0          45.9         50.4
                    Industrial buildings..............            64.8          52.0            --           --
                    Other.............................             2.2           2.0            --           --
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========
                    Geographic region:                                         (IN MILLIONS)
                    Northeast.........................         $ 124.5       $ 116.5        $ 49.8       $ 54.4
                    Southeast.........................           147.6         130.5            --           --
                    North central.....................           147.4         134.8            .5           .4
                    South central.....................           103.7         101.7          22.3         13.0
                    West..............................            79.3          67.3          14.6         15.3
                    Valuation allowances..............            (9.1)        (15.0)         (9.3)          --
                                                            -----------    ----------    ----------   ----------
                         Total........................         $ 593.4       $ 535.8        $ 77.9       $ 83.1
                                                            ===========    ==========    ==========   ==========

At December 31, 2001, scheduled mortgage loan maturities were as follows: 2002 -- $51.4 million; 2003 -- $82.0 million; 2004 -- $34.7 million; 2005 -- $32.3 million; 2006 -- $94.7 million, and $240.7 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix Life did not refinance any of its mortgage loans during 2000 and 2001.

The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 2000 and 2001 is $11.4 million and $5.6 million, respectively. There are valuation allowances of $9.1 million and $15.0 million, respectively, on these mortgages.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Investment valuation allowances

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto, were as follows:

                                             BALANCE AT                                              BALANCE AT
                                             JANUARY 1,         ADDITIONS        DEDUCTIONS         DECEMBER 31,
                                          ----------------     ------------    --------------     -----------------
               2001:                                                   (IN MILLIONS)
               Mortgage loans.............          $ 9.1            $ 6.1            $  (.2)              $ 15.0
               Real estate................            9.3               --              (9.3)                  --
                                               -----------         --------        ----------            ---------
                    Total.................          $18.4            $ 6.1            $ (9.5)              $ 15.0
                                               ===========         ========        ==========            =========
               2000:
               Mortgage loans.............          $14.3            $ 1.8            $ (7.0)              $  9.1
               Real estate................            3.2              6.1                --                  9.3
                                               -----------         --------        ----------            ---------
                    Total.................          $17.5            $ 7.9            $ (7.0)              $ 18.4
                                               ===========         ========        ==========            =========
               1999:
               Mortgage loans.............          $30.6            $ 9.7            $(26.0)              $ 14.3
               Real estate................            6.4               .2              (3.4)                 3.2
                                               -----------         --------        ----------            ---------
                    Total.................          $37.0            $ 9.9            $(29.4)              $ 17.5
                                               ===========         ========        ==========            =========

Non-income producing mortgage loans and debt securities

The net carrying value of non-income producing mortgage loans was $6.0 million at December 31, 2000; there were no non-income producing mortgage loans during 2001. The amount of interest foregone by non-income producing mortgage loans was $0.5 million for the year ended December 31, 2000. There were no non-income producing debt securities at December 31, 2000 and 2001.

Venture capital partnerships

Phoenix Life invests as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds, as well as direct equity investments in leveraged buyouts and corporate acquisitions. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

Phoenix Life records its equity in the earnings of these partnerships in net investment income.

In the first quarter of 2001, Phoenix Life recorded a charge of $48.8 million (net of income taxes of $26.3 million) representing the cumulative effect of this accounting change on the fourth quarter of 2000. The cumulative effect was based on the actual fourth quarter 2000 financial results as reported by the partnerships.

In the first quarter of 2001, Phoenix Life removed the lag in reporting by estimating the change in Phoenix Life's share of the net equity in earnings of the venture capital partnerships for the period from December 31, 2000, the date of the most recent financial information provided by the partnerships, to Phoenix Life's then current reporting date of March 31, 2001. To estimate the net equity in earnings of the venture capital partnerships for each quarter, Phoenix Life developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, Phoenix Life used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, Phoenix Life applied a public industry sector index to roll the value forward each quarter. Phoenix Life applies this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). In addition, Phoenix Life will annually revise the valuations it has assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships. Phoenix Life's venture capital earnings remain subject to variability.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The components of net investment income related to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          2000            2001
                                                                           ----------    -----------    ------------
                                                                                        (IN MILLIONS)
    Operating losses..................................................        $ (8.9)        $ (7.7)         $ (6.4)
    Realized gains on cash and stock distributions....................          84.7          223.3            17.8
    Net unrealized gains (losses) on investments held in the                    64.1           61.7           (95.9)
       partnerships...................................................     ----------      ---------       ---------
    Total venture capital partnership net investment income (loss)....        $139.9         $277.3          $(84.5)
                                                                           ==========      =========       =========

Other invested assets

Other invested assets were as follows:

                                                                              DECEMBER 31,
                                                                        -------------------------
                                                                           2000          2001
                                                                        -----------    ----------
                                                                             (IN MILLIONS)
            Transportation and equipment leases......................       $ 83.2        $ 85.0
            Affordable housing partnerships..........................         29.1          28.2
            Investment in other affiliates...........................          7.5           9.6
            Seed money in separate accounts..........................         41.2          54.6
            Mezzanine partnerships...................................         30.4          37.1
            Derivatives..............................................           --          10.9
            Other partnership interests..............................         44.3          55.8
                                                                        -----------    ----------
              Total other invested assets............................       $235.7        $281.2
                                                                        ===========    ==========

Separate account assets and investment trusts

Separate account assets and investment trusts assets as of December 31, were as follows:

                                                                       2000                2001
                                                                  ---------------     ---------------
                                                                            (IN MILLIONS)
          Separate accounts .....................................      $ 5,376.6           $ 5,025.2
                                                                  ---------------     ---------------
          Investment trusts:
              Phoenix CDO I .....................................             --               160.1
              Phoenix CDO II ....................................             --               384.7
                                                                  ---------------     ---------------
                   Total investment trusts ......................             --               544.8
                                                                  ---------------     ---------------
          Total separate account assets and investment trusts....      $ 5,376.6           $ 5,570.0
                                                                  ===============     ===============


In 2001, Phoenix Life determined that the investment trusts did not have a substantive amount of outside equity and, as a result, concluded consolidation was required.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net investment income

The components of net investment income (loss) for the year ended December 31, were as follows:

                                                                             1999           2000           2001
                                                                           ----------    -----------    -----------
                                                                                        (IN MILLIONS)
         Debt securities.............................................      $   637.4       $  622.2        $ 680.4
         Equity securities...........................................            7.9           13.3            4.4
         Mortgage loans..............................................           66.3           54.6           45.0
         Policy loans................................................          149.0          157.4          168.6
         Real estate.................................................            9.7            9.2           16.1
         Venture capital partnerships................................          139.9          277.3          (84.5)
         Other invested assets.......................................             .7            3.4            7.1
         Cash, cash equivalents and short-term investments...........           22.6           27.5           13.7
                                                                           ----------    -----------    -----------
              Sub-total..............................................        1,033.5        1,164.9          850.8
         Less: investment expenses...................................           13.0           14.3           14.1
                                                                           ----------    -----------    -----------
         Net investment income.......................................        1,020.5        1,150.6          836.7
         Less: net investment income of discontinued operations                 67.4           21.0            6.5
                                                                           ----------    -----------    -----------
              Total net investment income of continuing operations         $   953.1       $1,129.6        $ 830.2
                                                                           ==========    ===========    ===========


Investment income of $4.0 million was not accrued on certain delinquent mortgage loans and defaulted debt securities at December 31, 2001. Phoenix Life does not accrue interest income on impaired mortgage loans and impaired debt securities when the likelihood of collection is doubtful. See note 3--"Summary of Significant Accounting Policies--Valuation of investments" for further information on mortgage loan and debt security impairment.

The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $34.9 million and $31.1 million at December 31, 2000 and 2001, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $3.9 million and $3.6 million in 1999, 2000 and 2001, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $3.1 million and $2.4 million in 1999, 2000 and 2001, respectively.

Investment gains and losses

Net unrealized investment (losses) gains on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                1999          2000          2001
                                                             -----------   -----------   -----------
                                                                          (IN MILLIONS)
         Debt securities................................       $ (428.5)     $  213.8        $ 91.3
         Equity securities..............................           63.2        (105.7)        (26.4)
         DAC............................................          260.3        (117.2)        (62.2)
         Deferred income tax (benefits) expense.........          (36.7)         (3.2)           .9
                                                             -----------   -----------   -----------
         Net unrealized investment (losses) gain on
              securities available-for-sale.............       $  (68.3)     $   (5.9)       $  1.8
                                                             ===========   ===========   ===========

The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $2,333.8 million, which resulted in an unrealized gain of $83.9 million, after-tax.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Net realized investment (losses) gains for the year ended December 31, were as follows:

                                                                                      1999          2000          2001
                                                                                   ----------    -----------   -----------
                                                                                               (IN MILLIONS)
         Debt securities......................................................       $(20.4)       $(54.2)         $(50.9)
         Equity securities....................................................         16.6         146.8            (8.8)
         Mortgage loans.......................................................         18.5           3.0             1.0
         Real estate..........................................................          2.9          (4.3)           (2.5)
         Sale of subsidiary (Note 9)..........................................         40.1           (.8)          222.6
         Other invested assets................................................         18.5          (1.1)          (11.3)
                                                                                   ----------    -----------   -----------
         Net realized investment gains........................................         76.2          89.4           150.1
         Less: net realized investment gains from discontinued operations.....           .4            .2              --
                                                                                   ----------    -----------   -----------
         Net realized investment gains from continuing operations.............       $ 75.8        $ 89.2          $150.1
                                                                                   ==========    ===========   ===========

The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:


                                                                1999          2000          2001
                                                             -----------   -----------   ------------
                                                                          (IN MILLIONS)
         Proceeds from disposals.......................       $ 1,106.9        $898.5      $1,289.8
         Gross realized gains on sales.................       $    21.8        $  8.7      $   38.1
         Gross realized losses on sales................       $    39.1        $ 53.2      $   27.6

6.       GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets were as follows:


                                                                        DECEMBER 31,
                                                                 --------------------------
                                                                     2000          2001
                                                                 -------------   ----------
                                                                        (IN MILLIONS)
         PXP gross amounts:
           Goodwill.........................................         $  425.7          --
           Investment management contracts..................            244.0          --
           Non-compete covenant.............................              5.0          --
           Other............................................              4.5          --
                                                                 -------------   ----------
         Totals ............................................            679.2          --
                                                                 -------------   ----------
         Other gross amounts:
           Goodwill.........................................             11.9      $  4.8
           Intangible asset related to pension plan benefits              8.3        18.8
           Other............................................              1.0         1.0
                                                                 -------------   ----------
         Totals ............................................             21.2        24.6
                                                                 -------------   ----------
         Total gross goodwill and other intangible assets               700.4        24.6
                                                                 -------------   ----------
         Accumulated amortization -PXP......................           (112.4)
         Accumulated amortization -other....................             (5.4)       (2.0)
                                                                 -------------   ----------
             Total goodwill and other intangible assets, net          $ 582.6      $ 22.6
                                                                 =============   ==========


As of June 26, 2001, PXP's net goodwill and intangible assets are no longer consolidated due to the sale of PXP to Phoenix. See note 9--"Related Party Transactions." In 2000, $1.9 million of goodwill associated with the acquisition of PractiCare, Inc. in 1997 was written off.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.       INVESTMENTS IN UNCONSOLIDATED AFFILIATES

Investments in unconsolidated affiliates were as follows:


                                                                            DECEMBER 31,
                                                                    ---------------------------
                                                                        2000           2001
                                                                    -----------    ------------
                                                                            (IN MILLIONS)
         EMCO investment.......................................        $  28.1         $  28.0
         Aberdeen common stock.................................           58.7           103.9
         Aberdeen 7% convertible subordinated notes............           37.5           101.2
         HRH common stock......................................           16.9            18.7
         HRH 5.25% convertible subordinated notes..............           32.0            78.8
                                                                    -----------    ------------
              Total investments in unconsolidated affiliates...        $ 173.2         $ 330.6
                                                                    ===========    ============

The reclassification of Aberdeen and HRH convertible subordinated notes from held-to-maturity to available-for-sale in 2001 resulted in an unrealized gain of $71.9 million, after-tax.

The components of equity in earnings of and interest earned from investments in unconsolidated affiliates for the year ended December 31, were as follows:


                                                                           1999        2000        2001
                                                                         ---------    --------    --------
                                                                                  (IN MILLIONS)
         EMCO investment.........................................           $ 1.1      $ (0.8)      $(0.1)
         Aberdeen common stock...................................             2.9         7.0         5.8
         Aberdeen 7% convertible subordinated notes..............             2.6         2.6         2.6
         HRH common stock........................................              .7         1.2         2.5
         HRH 5.25% convertible subordinated notes................             1.1         1.7         1.7
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates before
            income taxes.........................................             8.4        11.7        12.5
         Income tax expense......................................             2.9         4.1         4.4
                                                                         ---------    --------    --------
           Total equity in earnings of and interest earned from
            investments in unconsolidated affiliates.............           $ 5.5      $  7.6       $ 8.1
                                                                         =========    ========    ========

8.       DERIVATIVE INSTRUMENTS

Derivative instruments as of December 31, are summarized below:


                                                          2000                    2001
                                                  ---------------------   ---------------------
                                                             (DOLLARS IN MILLIONS)

         ASSET HEDGES
         ------------
         Foreign currency swaps:
           Notional amount..................            $  24.3                  $  16.4
           Weighted average received rate                 12.11%                   11.91%
           Weighted average paid rate.......              10.61%                   10.68%
           Fair value.......................            $   2.0                  $   2.9

         Interest rate swaps:
           Notional amount..................            $  43.0                  $  80.0
           Weighted average received rate                  7.51%                    6.22%
           Weighted average paid rate.......               6.78%                    2.08%
           Fair value.......................            $   1.9                  $   2.6

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         LIABILITY HEDGES
         ----------------

         Interest rate floors:
           Notional amount..................           $ 110.0                  $ 110.0
           Weighted average strike rate                  4.79%                    4.79%
           Index rate(1)....................            2-5 Yr.                 2-5 Yr.
                                                       CMT/CMS                  CMT/CMS
           Fair value.......................           $  (.1)                   $   .4

         Interest rate swaps:
           Notional amount..................           $ 410.0                  $ 360.0
           Weighted average received rate                6.66%                    4.84%
           Weighted average paid rate.......             6.50%                    4.59%
           Fair value.......................           $   6.1                  $   4.6

         Interest rate caps:
           Notional amount..................           $  50.0                  $  50.0
           Weighted average strike rate                  7.95%                    7.95%
           Index rate(1)....................        10 Yr. CMT               10 Yr. CMT
           Fair value.......................           $    --                  $    .4

----------

(1) Constant maturity treasury yields (CMT) and constant maturity swap yields
(CMS).

The increase in net investment income related to contractual cash flows on interest rate swap contracts was $1.0 million, $1.4 million and $2.0 million for the years ended December 31, 1999, 2000 and 2001, respectively. The decrease in net investment income related to contractual cash flows on interest rate floor, interest rate cap and swaption contracts was $2.3 million, $2.3 million and $0.1 million for the years ended December 31, 1999, 2000 and 2001, respectively. The estimated fair value of these instruments represent what Phoenix Life would have to pay or receive if the contracts were terminated.

Phoenix Life is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of Phoenix Life does not expect counterparties will fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date. Management of Phoenix Life considers the likelihood of any material loss on these instruments to be remote.

9.       RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001. Amounts payable to the affiliated investment advisors were $546 thousand, as of December 31, 2001. Variable product separate account fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. For the year ended December 31, 2001, the average blended interest rate was approximately 5%. The loan agreement requires no principal repayment prior to maturity.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to Phoenix. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001. Amounts payable to PEPCO were $4.7 million, as of December 31, 2001.

Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

10.      LONG-TERM DEBT


                                                                                       DECEMBER 31,

                                                                                   ---------------------
                                                                                    2000         2001

                                                                                   --------    ---------
                                                                                      (IN MILLIONS)
         Bank borrowings, blended rate 6.9% due in varying amounts to 2004           $230.0     $    --
         Subordinated debentures, 6.0% due 2015..................................      20.1          --
         Surplus notes, 6.95%, due 2006 .........................................     175.0       175.0
                                                                                   --------    ---------
              Total long-term debt...............................................    $425.1     $ 175.0
                                                                                   ========    =========

As of June 26, 2001, PXP's long term debt is no longer consolidated due to the sale of PXP to Phoenix. See note 9 - "Related Party Transactions". Phoenix Life maintained two separate $100 million revolving credit facilities as of June 2001, which were terminated in light of the new master credit facility described below.

In June 2001, Phoenix, Phoenix Life and PXP entered into a $375 million revolving credit facility which matures on June 10, 2005 and terminated Phoenix Life's and PXP's prior credit facilities. Bank of Montreal is the administrative agent for this credit facility. Each company has direct borrowing rights under this credit facility. Phoenix unconditionally guarantees loans to Phoenix Life and PXP. Base rate loans bear interest at the greater of the Bank of Montreal's prime commercial rate or the effective federal funds rate plus 0.5%. Eurodollar rate loans bear interest at LIBOR plus an applicable margin. The credit agreement includes customary financial and operating covenants that include, among other provisions, requirements that Phoenix maintain a minimum stockholders' equity and a maximum debt to capitalization ratio; that Phoenix Life maintain a minimum RBC ratio; and that PXP maintain a maximum debt to capitalization ratio and a minimum stockholders' equity. As of December 31, 2001, Phoenix Life had $249.9 million available, with no credit outstanding for this credit facility.

In November 1996, Phoenix Life issued $175.0 million principal amount of 6.95% surplus notes due December 1, 2006. Each payment of interest on principal of the notes requires the prior approval of the Superintendent of Insurance of the State of New York (the "Superintendent"), and may be made only out of surplus funds which the Superintendent determines to be available for such payment under the New York Insurance Law. The notes contain neither financial covenants nor early redemption provisions, and are to rank pari passu with any subsequently issued surplus, capital or contribution notes or similar obligations of Phoenix Life. Section 1307 of the New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life and are not a basis of any set-off against the company. As of December 31, 2001, Phoenix Life had $175.0 million in surplus notes outstanding.

Interest expense was $34.0 million, $32.7 million and $20.0 million for the years ended December 31, 1999, 2000 and 2001, respectively.

At December 31, 2001, aggregate maturities of long-term debt based on required principal payments are $175.0 million in 2006.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.      INCOME TAXES

A summary of income tax expenses (benefits) applicable to income before income taxes, minority interest, and equity in earnings of and interest earned from investments in unconsolidated affiliates, for the year ended December 31, was as follows:


                                        1999        2000         2001
                                      ---------    --------    ----------
                                                (IN MILLIONS)

         Income taxes:
             Current .............    $  114.0      $123.2       $ (43.3)
             Deferred.............       (15.0)      (67.0)         23.5
                                      ---------    --------    ----------
         Total ...................    $   99.0      $ 56.2       $ (19.8)
                                      =========    ========    ==========

The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the years ended December 31, were as follows:


                                                1999                      2000                      2001
                                        ----------------------   -----------------------   ------------------------
                                          AMOUNT         %         AMOUNT          %         AMOUNT          %
                                        -----------   --------   ------------   --------   ------------   ---------
                                                                  (DOLLARS IN MILLIONS)

         Income tax expense at
           statutory rate........        $  93.1        35%        $  55.1         35%         $ 14.8          35%
         Dividend received
           deduction and tax-
           exempt interest.......           (3.0)       (1)%          (6.7)        (4)%          (7.2)       (17)%
         Other, net..............           (2.7)       (1)%          (2.5)        (2)%          (6.4)       (15)%
                                        -----------   --------   ------------   --------   ------------   ---------
                                            87.4        33%           45.9         29%            1.2           3%
         Differential earnings
           (equity tax)..........           11.6         4%           10.3          7%          (21.0)       (50)%
                                        -----------   --------   ------------   --------   ------------   ---------
         Income taxes............        $  99.0        37%        $  56.2         36%         $(19.8)       (47)%
                                        ===========   ========   ============   ========   ============   =========

The net deferred income tax liability (asset) represents the income tax effects of temporary differences attributable to the consolidated income tax return group. The components were as follows:


                                                                         DECEMBER 31,
                                                                 -------------------------
                                                                    2000          2001
                                                                 -----------    ----------
                                                                        (IN MILLIONS)
         DAC.................................................       $ 217.9      $  234.1
         Unearned premium/deferred revenue...................        (139.0)       (133.6)
         Impairment reserves.................................         (16.8)        (31.3)
         Pension and other post-retirement benefits.......... .       (65.1)        (69.2)
         Investments.........................................         177.0         101.8
         Future policyholder benefits........................        (186.4)       (204.1)
         Investment management contracts.....................          37.5            --
         Deferred intercompany gain..........................            --          76.4
         Other...............................................         (29.2)        (43.8)
                                                                 -----------    ----------
                                                                       (4.1)        (69.7)
         Net unrealized investment gains.....................          11.9          50.2
         Minimum pension liability...........................          (3.3)         (7.7)
         Equity in earnings of unconsolidated affiliates                4.9           4.3
                                                                 -----------    ----------
         Deferred income tax liability (asset), net..........       $   9.4      $  (22.9)
                                                                 ===========    ==========

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Gross deferred income tax assets totaled $439.8 million and $489.7 million at December 31, 2000 and 2001, respectively. Gross deferred income tax liabilities totaled $466.8 million and $449.2 million at December 31, 2000 and 2001, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2000 and 2001 will be realized.

12.      COMPREHENSIVE INCOME

The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:


                                                           1999            2000           2001
                                                       ------------    ------------   ------------
                                                                      (IN MILLIONS)

         Unrealized (losses) gains on securities
           available-for-sale:
           Before-tax amount.......................      $ (102.8)          $ 81.5        $ (1.4)
           Income tax (benefit) expense............         (36.0)            28.5           (.5)
                                                       ------------    ------------   ------------
                Totals.............................         (66.8)            53.0           (.9)
                                                       ------------    ------------   ------------
         Reclassification adjustment for net gains
           realized in net income:
           Before-tax amount.......................          (2.2)           (90.6)        (15.4)
           Income tax benefit......................           (.7)           (31.7)         (5.4)
                                                       ------------    ------------   ------------
                Totals.............................          (1.5)           (58.9)        (10.0)
                                                       ------------    ------------   ------------
         Net unrealized losses on securities
           available-for-sale:
           Before-tax amount.......................        (105.0)            (9.1)        (16.8)
            Income tax benefit.....................         (36.7)            (3.2)         (5.9)
                                                       ------------    ------------   ------------
                Totals.............................      $  (68.3)          $ (5.9)       $(10.9)
                                                       ============    ============   ============
         Minimum pension liability adjustment:
           Before-tax amount.......................      $   (2.3)          $  2.4        $(12.8)
           Income tax (benefit) expense............           (.8)              .8          (4.5)
                                                       ------------    ------------   ------------
                Totals.............................      $   (1.5)          $  1.6        $ (8.3)
                                                       ============    ============   ============

         Unrealized gain on security transfer
           from held-to-maturity to
           available-for-sale:
           Before-tax amount.......................      $      --          $   --        $129.1
           Income tax benefit......................             --              --          45.2
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ 83.9
                                                       ============    ============   ============
         Unrealized gains on derivatives:
           Before-tax amount.......................      $      --          $   --        $  6.0
           Income tax expense......................             --              --           2.1
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  3.9
                                                       ============    ============   ============
         Equity adjustment for policyholder
           dividend obligation:
           Before-tax amount.......................      $      --          $   --        $(13.5)
           Income tax benefit......................             --              --          (4.7)
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $ (8.8)
                                                       ============    ============   ============
         Cumulative effect of accounting change
           for derivatives:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            Before-tax amount......................      $      --          $   --        $  1.7
            Income tax expense.....................             --              --            .6
                                                       ------------    ------------   ------------
                Totals.............................      $      --          $   --        $  1.1
                                                       ============    ============   ============

The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                             1999           2000        2001
                                                          ----------    -----------   ----------
                                                                       (IN MILLIONS)

         Net unrealized gains (losses) on securities
            available-for-sale:
           Balance, beginning of year..................     $ 100.5         $ 32.2      $  26.3
           Change during period........................       (68.3)          (5.9)       (10.9)
                                                          ----------    -----------   ----------
           Balance, end of year........................        32.2           26.3         15.4
                                                          ----------    -----------   ----------
         Minimum pension liability adjustment:
           Balance, beginning of year..................        (6.2)          (7.7)        (6.1)
           Change during period........................        (1.5)           1.6         (8.3)
                                                          ----------    -----------   ----------
           Balance, end of year........................        (7.7)          (6.1)       (14.4)
                                                          ----------    -----------   ----------

         Net unrealized gain on security transfer
           from held-to-maturity to available-for-sale:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         83.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         83.9

                                                          ----------    -----------   ----------
         Unrealized gains on derivatives:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --          3.9
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          3.9
                                                          ----------    -----------   ----------
         Equity adjustment for policyholder
           dividend obligation:
           Balance, beginning of year..................          --             --           --
           Change during period........................          --             --         (8.8)
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --         (8.8)
                                                          ----------    -----------   ----------
         Cumulative effect of accounting change
           for derivatives:
           Balance, beginning of year..................          --             --           --

           Change during period........................          --             --          1.1
                                                          ----------    -----------   ----------
           Balance, end of year........................          --             --          1.1
                                                          ----------    -----------   ----------
         Accumulated other comprehensive income:
           Balance, beginning of year..................        94.3           24.5         20.2
           Change during period........................       (69.8)          (4.3)        60.9
                                                          ----------    -----------   ----------
           Balance, end of year........................     $  24.5         $ 20.2      $  81.1
                                                          ==========    ===========   ==========

13.      DISCONTINUED OPERATIONS

During 1999, Phoenix Life discontinued its reinsurance, real estate management and group life and health operations. The discontinuation of these operations resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the summary section below.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Reinsurance Operations

In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance operations consisted primarily of individual life reinsurance as well as group accident and health reinsurance business. Accordingly, Phoenix Life estimated sales proceeds, net premiums, net claims payments and expenses of winding-down the business. As a result, in 1999 Phoenix Life recognized a $173.1 million pre-tax loss on the disposal of reinsurance operations. The significant components of the loss on the disposal of reinsurance operations were as follows:

On August 1, 1999, Phoenix Life sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reassurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction (assumption reinsurance), resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million. During the third quarter of 2000, Phoenix Life recorded a pre-tax charge of $6 million to reflect an adjustment to estimated individual life reinsurance reserves in accordance with the sales agreement.

During 1999, Phoenix Life placed the retained group accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

In 1999, Phoenix Life reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix Life increased reserve estimates on the run-off block by $180 million (pre-tax). In addition, as part of the exit strategy, Phoenix Life purchased aggregate excess of loss reinsurance to further protect Phoenix Life from unfavorable results from this discontinued business. This reinsurance is subject to an aggregate retention of $100 million on the discontinued business. Phoenix Life may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix Life incurred an initial expense of $130 million on the acquisition of this reinsurance.

During 2000, Phoenix Life updated its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life increased reserve estimates on the run-off block by $97 million (pre-tax). Phoenix Life determined that the increase to reserves was needed based on revised actuarial assumptions to reflect current and expected deteriorating trends in claim experience and higher than anticipated expenses.

During 2001, Phoenix Life reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions.

The additional reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

several proceedings in which the pool members assert that they can deny coverage to certain insurers which claim that they purchased reinsurance coverage from the pool.

Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000 (see discussion below).

In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with three of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocesssionaires successfully avoids its obligations.

During 2000, Phoenix Life reached settlements with several of the companies involved in Unicover. On January 13, 2000, Phoenix Life and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group ("EBI/Orion"), by which all pool members were released from their obligations as reinsurers of EBI/Orion. On January 21, 2000, Phoenix Life settled with Reliance Insurance Company ("Reliance") and its parent Reliance Group Holdings, Inc. and was released from its obligations as a reinsurer of the so-called Reliance facility. On March 27, 2000, Phoenix Life settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing Phoenix Life from its obligations as a reinsurer of the so-called Lincoln facility. On May 28, 2000, Phoenix Life reached an agreement with one of its retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions established by Phoenix Life in 1999. There was no effect on net income resulting from these settlements for the year ended December 31, 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The other component of the loss on the disposal of reinsurance discontinued operations in 1999 was as follows:

On June 30, 1999, PM Holdings sold Financial Administrative Services, Inc. ("FAS"), its third party administration subsidiary affiliated with individual life reinsurance, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in a pre-tax gain of $3.8 million.

In addition to the $9.0 million sale price, Phoenix Life will receive additional proceeds contingent on certain revenue targets. Phoenix Life recorded a note receivable for $4.0 million which, under the terms of the agreement, CYBERTEK will repay in six annual installments commencing March 31, 2001 through March 31, 2006. The contingent proceeds will be determined annually but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million. Phoenix received $1.9 million from Computer Sciences Corporation, the successor to CYBERTEK, in 2001.

Real Estate Management Operations

On March 31, 1999, Phoenix Life sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

On May 25, 2000, Phoenix Life sold its investment in 50% of the outstanding common stock of Pinnacle Realty Management Company, Inc., a real estate property management firm, for $6.0 million. This sale represented Phoenix Life's entire interest in Pinnacle Realty Management Company, Inc. and Phoenix Life now has no other real estate management business. The transaction resulted in a pre-tax loss of $0.6 million.

Group Life and Health Operations

On April 1, 2000, Phoenix Life sold its group life and health business to GE Financial Assurance Holdings, Inc. ("GEFA") except for Phoenix Dental Services, Inc. and California Benefits Dental Plan. Specifically, Phoenix Group Holdings and PM Holdings sold 97% of the common stock of Phoenix American Life Insurance Company and 100% of the common stock of Phoenix Group Services, Inc. and Clinical Disability Management, Inc. for $283.9 million. This amount is comprised of $238.9 million in cash and $45.0 million in common stock of GE Life and Annuity Assurance Company, an affiliate of GEFA. The common stock represents a 3.1% interest in GE Life and Annuity Assurance Company. Phoenix Life retains ownership of 3% of the common stock of Phoenix American Life Insurance Company. Phoenix Life has a right to put these shares back to GEFA beginning in 2005 and ending in 2007. These investments are reported as equity securities on the Consolidated Balance Sheets. The pre-tax gain on the sale was $72.1 million and is reported in discontinued operations gain on disposal, net of income taxes.

The sale to GEFA of 100% of the common stock of Phoenix Dental Services, Inc. and California Benefits Dental Plan closed on October 31, 2000. The sales proceeds for these entities were $2.0 million, which resulted in a pre-tax loss of $0.4 million.

Summary

The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheets. Net assets of the discontinued operations totaled $25.5 million and $20.8 million as of December 31, 2000 and 2001, respectively.

The operating results of discontinued operations and the gain or loss on disposal are presented below. There were no operating results for the year ended December 31, 2001 because the operations were discontinued prior to January 1, 2001.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                            1999            2000
                                                                         ------------    ------------
         INCOME FROM DISCONTINUED OPERATIONS                                    (IN MILLIONS)
         Revenues:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................         453.8           117.6
           Real Estate Management Operations..........................           1.2              .4
                                                                         ------------    ------------
         Total revenues...............................................      $  455.0        $  118.0
                                                                         ============    ============
         Income from discontinued operations:
           Reinsurance Operations.....................................      $     --        $     --
           Group Life and Health Operations...........................          56.8            14.8
           Real Estate Management Operations..........................          (1.6)            (.3)
                                                                         ------------    ------------
         Income from discontinued operations before income taxes                55.2            14.5
         Income taxes.................................................          19.1             5.1
                                                                         ------------    ------------
         Income from discontinued operations, net of income taxes           $   36.1        $    9.4
                                                                         ============    ============

         LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS (Loss) gain on disposal:

           Reinsurance Operations.....................................      $ (173.1)       $ (103.0)
           Real Estate Management Operations..........................           5.9             (.6)
           Group Life and Health Operations...........................            --            71.7
                                                                         ------------    -------------
         Loss on disposal of discontinued operations before income
            taxes.....................................................        (167.2)          (31.9)
         Income taxes.................................................         (58.2)          (11.0)
                                                                         ------------    -------------
         Loss on disposal of discontinued operations, net of income
            taxes.....................................................      $ (109.0)       $  (20.9)
                                                                         ============    =============

14.      CLOSED BLOCK

On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 2000, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if such experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in force.

Other than the provisions of SOP 00-3, Phoenix Life uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. In particular,

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

deferred policy acquisition costs are amortized in proportion to estimated gross margins and the liability for future benefits and services is calculated using the net level premium method.

SOP 00-3 requires the establishment of a policyholder dividend obligation for earnings that inure to benefit policyholders. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain inforce. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings of the closed block due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, Phoenix Life will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, Phoenix Life will recognize only the actual earnings in income. However, Phoenix Life may change policyholder dividend scales in the future which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. Investment earnings on these assets less allocated expenses and the amortization of deferred acquisition costs provide an additional source of earnings to our shareholders. In addition, the amortization of deferred acquisition costs requires the use of various assumptions. To the extent that actual experience is more or less favorable than assumed, shareholder earnings will be impacted.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the table below for assets and liabilities are those that enter into the determination of amounts to be paid to policyholders.

As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2000 to December 31, 2001 in excess of expected cumulative earnings do not inure to stockholders and have been used to establish a policyholder dividend obligation as of December 31, 2001. The initial policyholder dividend obligation of $115.5 million consists of $45.2 million of earnings for the period January 1, 2000 to June 30, 2001 and unrealized gains on assets in the closed block as of June 30, 2001 of $70.3 million. The increase in the policyholder dividend obligation of $51.7 million pre-tax, consists of $13.2 million of pre-tax earnings for the period July 1, 2001 to December 31, 2001 and the change in unrealized gains on assets in the closed block for the period July 1, 2001 to December 31, 2001 of $38.5 million, pre-tax. The following sets forth certain summarized financial information relating to the closed block as of the dates indicated:

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                                     JUNE 30,        DECEMBER 31,
                                                                                       2001              2001
                                                                                   --------------  -----------------
                                                                                            (IN MILLIONS)
           Closed block liabilities:
           -------------------------
              Policy liabilities and accruals and policyholder deposit funds.....      $ 8,937.8          $ 9,150.2
              Policyholder dividends payable.....................................          364.2              357.3
              Policyholder dividend obligation...................................          115.5              167.2
              Other closed block liabilities.....................................           56.1               57.0
                                                                                   --------------  -----------------
                    Total closed block liabilities...............................        9,473.6            9,731.7
                                                                                   --------------  -----------------
           Closed block assets:
           --------------------
              Held-to-maturity debt securities at amortized cost.................        1,594.5                 --
              Available-for-sale debt securities at fair value...................        3,922.7            5,734.2
              Mortgage loans.....................................................          390.6              386.5
              Policy loans.......................................................        1,412.5            1,407.1
              Deferred income taxes..............................................          384.8              392.6
              Investment income due and accrued..................................          125.1              125.3
              Net due and deferred premiums......................................           39.4               41.1
              Cash and cash equivalents..........................................          186.1              239.7
              Other closed block assets..........................................            2.6               14.8
                                                                                   --------------  -----------------
                    Total closed block assets....................................        8,058.3            8,341.3
                                                                                   --------------  -----------------
           Excess of reported closed block liabilities over closed block assets        $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================


           Maximum future earnings to be recognized from closed block assets
              and liabilities....................................................      $ 1,415.3          $ 1,390.4
                                                                                   ==============  =================
           Change in policyholder dividend obligation:
           -------------------------------------------
              Balance at beginning of period.....................................      $      --          $   115.5
              Change during the period...........................................          115.5               51.7
                                                                                   --------------  -----------------
              Balance at end of period...........................................      $   115.5          $   167.2
                                                                                   ==============  =================

The following sets forth certain summarized financial information relating to the closed block for the six months ended December 31, 2001 (in millions):


         Closed block revenues:
         ----------------------
                Premiums....................................................................         $ 565.7
                Net investment income.......................................................           281.1
                Realized investment losses, net.............................................           (18.4)
                                                                                               --------------
                     Total revenues.........................................................           828.4
                                                                                               --------------
         Closed block benefits and expenses:
         -----------------------------------
                Benefits to policyholders and increase in liabilities ......................           580.0
                Other operating costs and expenses..........................................             6.1
                Change in policyholder dividend obligation..................................            13.2
                Dividends to policyholders..................................................           190.8
                                                                                               --------------
                     Total benefits and expenses............................................           790.1
                                                                                               --------------
                     Contribution from the closed block, before income taxes................            38.3
                      Income tax expense....................................................            13.4
                                                                                               --------------
                     Contributions from closed block, after income taxes....................         $  24.9
                                                                                               ==============

15.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix Life, are stated at depreciated cost. Real estate occupied by Phoenix Life was $83.9 million and $79.1 million at December 31, 2000 and 2001, respectively. Phoenix Life provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

five to forty years. Accumulated depreciation and amortization was $204.0 million and $190.4 million at December 31, 2000 and 2001, respectively.

Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $14.1 million and $13.4 million in 1999, 2000 and 2001, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $27.0 million as of December 31, 2001, payable as follows: 2002 -- $10.4 million; 2003 -- $7.1 million; 2004 -- $4.7 million; 2005 -- $3.0 million;
2006 -- $1.2 million; and $0.6 million thereafter.

16.      DIRECT BUSINESS WRITTEN AND REINSURANCE

Phoenix Life cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, Phoenix Life remains liable. Failure of the reinsurers to honor their obligations could result in losses to the company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, Phoenix Life evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. For direct issues, the maximum of individual life insurance retained by Phoenix Life on any one life is $8 million for single life and joint first-to-die policies and $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the in force block of the Confederation Life business acquired on December 31, 1997. In addition, Phoenix entered into two separate reinsurance agreements on October 1, 1998 and July 1, 1999 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Also, Phoenix reinsures 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. In addition, Phoenix assumes and cedes business related to the group accident and health block in run-off. While Phoenix is not writing any new contracts, Phoenix is contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:




                                                                     1999             2000             2001
                                                                ---------------- ---------------  ---------------
                                                                                 (IN MILLIONS)
      Direct premiums..........................................      $  1,677.5      $  1,399.2      $  1,292.5
      Reinsurance assumed......................................           416.2           202.4            72.9
      Reinsurance ceded........................................          (323.0)         (280.9)         (221.5)
                                                                ---------------- ---------------  ---------------
      Net premiums.............................................         1,770.7         1,320.7         1,143.9
      Less net premiums of discontinued operations.............          (595.0)         (173.3)          (31.2)
                                                                ---------------- ---------------  ---------------
      Net premiums of continuing operations....................      $  1,175.7      $  1,147.4         1,112.7
                                                                ================ ===============  ===============
      Percentage of amount assumed to net premiums.............             24%             15%              6%
                                                                ================ ===============  ===============
      Direct policy and contract claims incurred...............      $    622.3      $    545.0      $    475.2
      Reinsurance assumed......................................           563.8           257.8           116.2
      Reinsurance ceded........................................          (285.4)         (216.2)         (226.1)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred..................           900.7           586.6           365.3
      Less net incurred claims of discontinued operations......          (661.7)         (234.6)          (13.9)
                                                                ---------------- ---------------  ---------------
      Net policy and contract claims incurred
        of continuing operations...............................      $    239.0      $    352.0      $    351.4
                                                                ================ ===============  ===============

      Direct life insurance in force...........................      $131,052.1      $107,600.7      $111,743.1
      Reinsurance assumed......................................       139,649.9         1,736.4           464.4
      Reinsurance ceded........................................      (207,192.0)      (72,042.4)      (75,787.5)
                                                                ---------------- ---------------  ---------------
      Net insurance in force...................................        63,510.0        37,294.7        36,420.0
      Less insurance in force of discontinued operations.......        (1,619.5)             --            (1.0)

                                                                ---------------- ---------------  ---------------
      Net insurance in force of continuing operations..........      $ 61,890.5      $ 37,294.7      $ 36,419.0
                                                                ================ ===============  ===============
      Percentage of amount assumed to net
        insurance in force.....................................            220%              5%              1%
                                                                ================ ===============  ===============

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Irrevocable letters of credit aggregating $17.5 million at December 31, 2001 have been arranged with United States of America commercial banks in favor of Phoenix to collateralize the ceded reserves. Additional collateral of $73.8 million was in the form of trust agreements for unauthorized reinsurers.

17.      PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 60.0% and 50.4% of the face value of total individual life insurance in force at December 31, 2000 and 2001, respectively. The premiums on participating life insurance policies were 76.8%, 73.1% and 65.3% of total individual life insurance premiums in 1999, 2000, and 2001, respectively.

18.      DEFERRED POLICY ACQUISITION COSTS

The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                                        1999          2000            2001
                                                                     -----------   ------------    -----------
                                                                                  (IN MILLIONS)
         Balance at beginning of year..............................  $ 1,058.2     $ 1,318.8        $1,019.0
         Acquisition cost deferred.................................      148.2         172.8           206.1
         Amortized to expense during the year......................     (147.9)       (356.0)         (133.0)
         Equity adjustment for policyholder dividend obligation             --            --             3.1
         Adjustment to net unrealized investment gains (losses)
         included in other comprehensive income....................      260.3        (116.6)           28.5
                                                                     -----------   ------------    -----------
         Balance at end of year....................................  $ 1,318.8     $ 1,019.0        $1,123.7
                                                                     ===========   ============    ===========

In conjunction with the December 31, 1997 acquisition of the Confederation Life business, PVFP of $141.2 million is reflected as an element of deferred acquisition costs. The estimated amount to be amortized for the years ending December 31, 2002, 2003, 2004, 2005 and 2006 is $10.3 million, $9.2 million,
$7.9 million, $6.1 million and $4.8 million, respectively. The following is an analysis of PVFP for the years ended December 31:


                                              1999          2000         2001
                                            ----------    ----------   ----------
                                                       (IN MILLIONS)
         Balance at beginning of year.....    $ 136.8       $ 112.7       $ 96.9
         Amortization.....................      (24.1)        (15.8)       (16.3)
                                            ----------    ----------   ----------
         Balance at end of year...........    $ 112.7       $  96.9        $80.6
                                            ==========    ==========   ==========

Interest accrued on the unamortized PVFP balance for the years ended December 31, 1999, 2000 and 2001 was $8.9 million, $7.3 million and $5.8 million, respectively. Interest is accrued at 7.25% on the whole life business and 5.85% on the universal life business.

In the fourth quarter of 2000, Phoenix's Board of Directors approved management's recommendation to reallocate assets supporting Phoenix's participating life policies. This asset reallocation resulted from (1) the execution of Phoenix's wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and (2) a review of assets appropriate for the closed block that would be established if Phoenix reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation impacted the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a $218.2 million charge to earnings ($141.8 million, net of tax).

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

19.      MINORITY INTEREST

Phoenix Life's interests in PFG Holdings are represented by ownership of approximately 67% of the outstanding shares of common stock at December 31, 2001. Earnings and equity attributable to minority stockholders are included in minority interest in the Consolidated Financial Statements.

20.      FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the Consolidated Financial Statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents

The carrying amount of cash and cash equivalents approximates fair value.

Short-term investments

The carrying amount of short-term investments approximates fair value.

Debt securities

Fair values are based on quoted market prices where available or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

Derivative instruments

Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

Equity securities

Fair values are based on quoted market prices where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage loans

Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Policy loans

Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

Venture capital partnerships

Fair value of venture capital partnerships is based on the fair value of these partnerships' underlying investments.

At December 31, 2000, the fair values of the underlying investments were calculated as the closing market prices for investments that were publicly traded. For investments that were not publicly traded, fair value was based on estimated fair value as determined by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information.

At December 31, 2001, for underlying investments that were publicly traded, fair values were calculated using quoted market prices, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For investments that were not publicly traded, fair value was based on applying a public industry sector index to roll the value forward each quarter. Fair value also incorporated adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners).

Investment contracts

In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate plus 150 basis points was assumed to determine the present value of projected contractual liability payments through final maturity. The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

Long-term debt

The fair value of surplus notes is determined based on contractual cash flows discounted at market rates.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fair value summary

The estimated fair values of the financial instruments as of December 31 were as follows:


                                                      2000                            2001
                                           ----------------------------   ------------------------------
                                             CARRYING         FAIR          CARRYING           FAIR
                                               VALUE          VALUE           VALUE            VALUE
                                           ------------    ------------   -------------    -------------
                                                                  (IN MILLIONS)
         FINANCIAL ASSETS:

         Cash and cash equivalents.....     $    720.0       $   720.0       $   547.9        $   547.9
         Short-term investments........            3.8             3.8             8.5              8.5
         Debt securities...............        8,058.6         8,077.9         9,599.2          9,599.2
         Equity securities.............          335.5           335.5           286.0            286.0
         Mortgage loans................          593.4           573.8           535.8            554.1
         Derivative instruments........             --             9.9            10.9             10.9
         Policy loans..................        2,105.2         2,182.7         2,172.2          2,252.9
         Venture capital partnerships            467.3           467.3           291.7            291.7
                                           ------------    ------------   -------------    -------------
         Total financial assets........     $ 12,283.8       $12,370.9       $13,452.2        $13,551.2
                                           ============    ============   =============    =============
         FINANCIAL LIABILITIES:
         Investment contracts..........     $    759.0       $   758.9       $ 1,413.0        $ 1,419.7
         Long-term debt................          425.1           428.2           175.0            175.0
                                           ------------    ------------   -------------    -------------
         Total financial liabilities...     $  1,184.1       $ 1,187.1       $ 1,588.0        $ 1,594.7
                                           ============    ============   =============    =============

21.      SEPTEMBER 11, 2001

For the year ended December 31, 2001, Phoenix Life received life insurance claims relating to the September 11, 2001 terrorist attacks totaling $11.7 million. Claim costs were $3.7 million, net of reinsurance, of which $2.1 million reduced net income and $1.6 million were funded by the closed block.

22.      COMMITMENTS AND CONTINGENCIES

Litigation. Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 13-- "Discontinued Operations." Phoenix makes off-balance sheet commitments related to venture capital partnerships. As of December 31, 2001, total unfunded capital commitments were $166.8 million.

23.      STATUTORY FINANCIAL INFORMATION

Phoenix Life's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the Insurance Department of the State of New York ("Insurance Department"), as of December 31, 2000 and 2001. Phoenix Life's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York Insurance Law does not allow the recording of deferred income taxes. Phoenix Life has received approval from the Insurance Department for this practice.

Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are included in surplus rather than debt, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

PHOENIX LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following reconciles the statutory net income of Phoenix Life as reported to regulatory authorities to the net income reported in these financial statements for the year ended:


                                                                      DECEMBER 31,
                                                         ----------------------------------------
                                                             1999          2000           2001
                                                         -----------    ----------    -----------
                                                                     (IN MILLIONS)
         Statutory net income.......................      $   131.3      $  266.1        $ (13.4)
         DAC, net ..................................          (24.3)       (181.2)          69.7
         Future policy benefits ....................          (27.5)         (2.5)         (18.5)
         Pension and postretirement expenses........           (8.6)         13.2           29.3
         Investment valuation allowances............           15.4         (45.9)        (138.4)
         Interest maintenance reserve...............           (7.2)        (26.1)          13.4
         Deferred income taxes......................            3.9          61.3           52.9
         Other, net.................................            6.2          (1.6)           6.1
                                                         -----------    ----------    -----------
         Net income, as reported....................      $    89.2      $   83.3        $   1.1
                                                         ===========    ==========    ===========

The following reconciles the statutory surplus and asset valuation reserve (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                       DECEMBER 31,
                                                            --------------------------------
                                                                  2000              2001
                                                                      (IN MILLIONS)
                                                            --------------------------------
         Statutory surplus, surplus notes and AVR......      $    1,883.2       $   1,373.2
         DAC, net......................................           1,062.2           1,225.5
         Future policy benefits........................            (536.0)           (701.9)
         Pension and postretirement expenses...........            (173.3)           (166.1)
         Investment valuation allowance................            (405.9)             66.7
         Interest maintenance reserve..................                .5              12.4
         Deferred income taxes.........................             108.5             122.0
         Surplus notes.................................            (161.4)           (163.3)
         Other, net....................................              63.1              63.6
                                                            --------------    --------------
         Equity, as reported...........................      $    1,840.9       $   1,832.1
                                                            ==============    ==============

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g. deferred income taxes are recorded.

The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased Phoenix Life's statutory surplus by $67.2 million, primarily as a result of impairment of investments and non-admitting investment income in excess of 90 days and non-admitting of certain assets of its subsidiaries.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) UNAUDITED FINANCIAL STATEMENTS
         MARCH 31, 2002

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                                TABLE OF CONTENTS

Unaudited Financial Statements:                                                                             PAGE
                                                                                                            ----
Consolidated Balance Sheet as of March 31, 2002 and December 31, 2001...................................... F-48
Consolidated Statement of Income, Comprehensive Income and Stockholder's Equity
for the three months ended March 31, 2002 and 2001......................................................... F-49
Consolidated Condensed Statement of Cash Flows for the three months ended
March 31, 2002 and 2001.................................................................................... F-50
Notes to Unaudited Consolidated Financial Statements....................................................... F-51


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                           CONSOLIDATED BALANCE SHEET
                              (Amounts in millions)
                      MARCH 31, 2002 AND DECEMBER 31, 2001


                                                                          2002                 2001
                                                                    ----------------     ----------------
ASSETS:
Available-for-sale debt securities, at fair value                 $         10,009.6   $          9,599.2
Equity securities, at fair value                                               297.8                286.0
Mortgage loans, at unpaid principal balances                                   522.7                535.8
Real estate, at lower of cost or fair value                                     75.2                 83.1
Venture capital partnerships, at equity in net assets                          290.3                291.7
Affiliate equity and debt securities                                           295.1                330.6
Policy loans, at unpaid principal balances                                   2,162.8              2,172.2
Other investments                                                              275.9                289.7
                                                                    ----------------     ----------------
    Total investments                                                       13,929.4             13,588.3
Cash and cash equivalents                                                      452.8                547.9
Accrued investment income                                                      217.0                203.1
Premiums, accounts and notes receivable                                        214.3                175.1
Reinsurance recoverable balances                                                55.9                 21.4
Deferred policy acquisition costs                                            1,191.8              1,123.7
Premises and equipment                                                         102.5                102.2
Deferred income taxes                                                            6.7                 22.9
Goodwill and other intangible assets                                            22.6                 22.6
Net assets of discontinued operations                                           20.8                 20.8
Other general account assets                                                     6.6                 32.7
Separate account and investment trust assets                                 5,711.2              5,570.0
                                                                    ----------------     ----------------
    Total assets                                                  $         21,931.6   $         21,430.7
                                                                    ================      ===============

LIABILITIES:
Policy liabilities                                                $         13,395.6   $         13,005.0
Policyholder deposit funds                                                     340.5                356.6
Indebtedness                                                                   175.0                175.0
Other general account liabilities                                              497.5                496.0
Separate account and investment trust liabilities                            5,708.0              5,564.9
                                                                    ----------------     ----------------
    Total liabilities                                                       20,116.6             19,597.5
                                                                    ----------------     ----------------

MINORITY INTEREST:
Minority interest in net assets of subsidiaries                                  1.0                  1.1
                                                                    ----------------     ----------------

STOCKHOLDERS' EQUITY:
Common stock, $1,000 par value: 10,000 shares authorized, issued
    and outstanding                                                             10.0                 10.0
Additional paid-in capital                                                   1,712.0              1,712.0
Retained earnings                                                               53.2                 29.0
Accumulated other comprehensive income                                          38.8                 81.1
                                                                    ----------------     ----------------
    Total stockholders' equity                                               1,814.0              1,832.1
                                                                    ----------------     ----------------
    Total liabilities, minority interest and stockholders' equity $         21,931.6   $         21,430.7
                                                                    ================      ===============


        The accompanying notes are an integral part of these consolidated financial statements.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
 CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME AND STOCKHOLDERS' EQUITY
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                       2002             2001
                                                                                    ------------     ------------
REVENUES:
Premiums                                                                         $        257.4   $        266.0
Insurance and investment product fees                                                      62.5            145.5
Net investment income                                                                     228.4            168.2
Net realized investment losses                                                            (35.0)           (15.6)
                                                                                    ------------     ------------
    Total revenues                                                                        513.3            564.1
                                                                                    ------------     ------------
BENEFITS AND EXPENSES:
Policy benefits                                                                           333.9            334.1
Policyholder dividends                                                                     74.2            106.3
Policy acquisition cost amortization                                                      (10.9)            35.1
Intangible asset amortization                                                                 -             13.2
Interest expense                                                                            3.0              7.1
Demutualization expenses                                                                      -             10.7
Other operating expenses                                                                   63.0            237.4
                                                                                    ------------     ------------
    Total benefits and expenses                                                           463.2            743.9
                                                                                    ------------     ------------
Income (loss) before income taxes and minority interest                                    50.1           (179.8)
Applicable income tax expense (benefit)                                                    15.5            (69.0)
                                                                                    ------------     ------------
Income (loss) before minority interest                                                     34.6           (110.8)
Minority interest in net income of subsidiaries                                               -             (1.8)
                                                                                    ------------     ------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES                               34.6           (112.6)
Cumulative effect of accounting changes:
    Goodwill impairment                                                                   (10.4)               -
    Venture capital partnerships and derivative financial instruments                         -            (44.9)
                                                                                    ------------     ------------
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
                                                                                    ============     ============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)                                                                $         24.2   $       (157.5)
Other comprehensive loss:
    Net unrealized investment losses                                                      (28.6)           (10.9)
    Net unrealized foreign currency translation adjustment and other                      (13.7)            (5.1)
                                                                                    ------------     ------------
        Total other comprehensive loss                                                    (42.3)           (16.0)
                                                                                    ------------     ------------
COMPREHENSIVE LOSS                                                               $        (18.1)  $       (173.5)
                                                                                    ============     ============

STOCKHOLDERS' EQUITY:
STOCKHOLDERS' EQUITY, BEGINNING OF PERIOD                                        $      1,832.1   $      1,840.9
Comprehensive loss                                                                        (18.1)          (173.5)
Other equity adjustments                                                                      -              3.2
                                                                                    ------------     ------------
STOCKHOLDERS' EQUITY, END OF PERIOD                                              $      1,814.0   $      1,670.6
                                                                                    ============     ============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
                 CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS
                              (Amounts in millions)
                   THREE MONTHS ENDED MARCH 31, 2002 AND 2001

                                                                                     2002                 2001
                                                                                ---------------      ---------------
OPERATING ACTIVITIES:
CASH FOR OPERATIONS                                                          $            (3.3)   $           (23.5)
                                                                                ---------------      ---------------

INVESTING ACTIVITIES:
Available-for-sale debt security sales, maturities and repayments                        486.9                365.0
Held-to-maturity debt security maturities and repayments                                     -                 46.1
Equity security sales                                                                     13.1                 39.7
Subsidiary sales                                                                             -                  2.0
Mortgage loan maturities and principal repayments                                         13.3                 24.3
Venture capital partnership distributions                                                  9.2                  9.2
Real estate and other invested assets sales                                               22.2                   .7
Available-for-sale debt security purchases                                              (930.8)              (520.5)
Held-to-maturity debt security purchases                                                     -                (68.9)
Equity security purchases                                                                (13.2)               (23.5)
Subsidiary purchases                                                                         -               (367.2)
Mortgage loan principal disbursements                                                        -                  (.2)
Unconsolidated affiliate and other invested asset purchases                              (20.0)               (12.4)
Venture capital partnership investments                                                  (13.0)               (12.9)
Other continuing operation investing activities, net                                      (6.5)                (6.1)
Policy loan receipts (advances), net                                                       9.4                (16.5)
Premises and equipment additions                                                          (3.7)                (3.9)
                                                                                ---------------      ---------------
CASH FOR CONTINUING OPERATIONS                                                          (433.1)              (545.1)
Cash from discontinued operations                                                         25.4                 16.0
                                                                                ---------------      ---------------
CASH FOR INVESTING ACTIVITIES                                                           (407.7)              (529.1)
                                                                                ---------------      ---------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net                                                  315.9                100.9
Indebtedness proceeds                                                                        -                180.0
Indebtedness repayments                                                                      -               (134.2)
Minority interest distributions                                                              -                 (5.8)
                                                                                ---------------      ---------------

CASH FROM FINANCING ACTIVITIES                                                           315.9                140.9
                                                                                ---------------      ---------------

CASH AND CASH EQUIVALENTS CHANGES                                                        (95.1)              (411.7)
Cash and cash equivalents, beginning of period                                           547.9                720.0
                                                                                ---------------      ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                     $           452.8    $           308.3
                                                                                ===============      ===============


        The accompanying notes are an integral part of these consolidated financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


1.   DESCRIPTION OF BUSINESS

     Phoenix Life Insurance Company ("Phoenix Life") and its subsidiaries offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix"), a publicly traded company. See note 3-"Reorganization and Initial Public Offering."

2.   BASIS OF  PRESENTATION

     The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

     In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the three months ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ending December 31, 2002. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements of Phoenix Life for the year ended December 31, 2001.

3.   REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company ("Phoenix Mutual") unanimously adopted a plan of reorganization which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Mutual converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of Phoenix and changed its name to Phoenix Life Insurance Company. All policyholder membership interests in the mutual company were extinguished on the effective date and eligible policyholders of the mutual company received 56.2 million shares of common stock, $28.8 million of cash and $12.7 million of policy credits as compensation. The demutualization was accounted for as a reorganization. In addition, Phoenix Life established a closed block for the benefit of holders of certain of its individual life insurance policies. The purpose of the closed block is to protect, after demutualization, the reasonable policy dividend expectations of the holders of the policies included in the closed block. The closed block will continue in effect until such date as none of such policies are in force. See note 6, "Closed Block."

     On June 25, 2001, Phoenix closed its IPO, in which 48.8 million shares of common stock were issued at a price of $17.50 per share. Net proceeds from the IPO equaling $807.9 million were contributed to Phoenix Life. On July 24, 2001, Morgan Stanley Dean Witter exercised its right to purchase 1,395,900 shares of the common stock of Phoenix at the IPO price of $17.50 per share less underwriters discount. Net proceeds of $23.2 million were contributed to Phoenix Life.

4.   SUMMARY OF NEW SIGNIFICANT ACCOUNTING POLICIES

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard for goodwill and other intangible assets. The standard primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under the standard, amortization of goodwill and other intangible assets with indefinite lives recorded in past business combinations is discontinued after 2001 and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. In accordance with the standard, goodwill amortization will not be recognized after 2001.

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS


     The provisions of the standard also apply to equity-method investments. The standard prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

     The standard also requires that goodwill and indefinite-lived intangible assets be tested at least annually for impairment. Upon adoption of the standard, goodwill and indefinite-lived intangibles were tested for impairment by comparing the fair value to the carrying amount of the asset as of the beginning of 2002. The effect of adopting the standard in 2002 decreased after-tax income by $10.4 million for the three months ended March 31, 2002, primarily due to declines in the market value of the business units previously acquired. The asset write-down related to the impairment charge was applied to affiliate equity, because the related business unit is an equity-method investment. Phoenix Life recognized $4.0 million in goodwill amortization in the first quarter of 2001.

     Impairment of Long-Lived Assets

     Effective January 1, 2002, Phoenix Life adopted a new accounting standard, Accounting for the Impairment or Disposal of Long-Lived Assets. Under the standard, long-lived assets to be sold within one year must be separately identified and carried at the lower of carrying value or fair value less cost to sell.

     Long-lived assets expected to be held longer than one year are subject to depreciation and must be written down to fair value upon impairment. Long-lived assets no longer expected to be sold within one year, such as some foreclosed real estate, must be written down to the lower of current fair value or fair value at the date of foreclosure adjusted to reflect depreciation since acquisition. Upon adoption of the standard, Phoenix Life determined there was no material effect on its results of operations or financial condition.

5.   SIGNIFICANT TRANSACTIONS

     Deferred Policy Acquisition Costs

     In the first quarter of 2002, Phoenix Life refined the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a $22.1 million increase in the deferred acquisition cost balances.

6.   CLOSED BLOCK

     On the date of demutualization, Phoenix Life established a closed block for the benefit of holders of certain individual participating life insurance policies and annuities of Phoenix Life for which Phoenix Life had a dividend scale payable in 2000. See note 14 of Phoenix Life's consolidated financial statements for the year ended December 31, 2001 for more information on the closed block.

     As specified in the plan of reorganization, the allocation of assets for the closed block was made as of December 31, 1999. Consequently, cumulative earnings on the closed block assets and liabilities for the period January 1, 2001 to March 31, 2002 in excess of expected cumulative earnings did not inure to stockholders and have been used to establish a policyholder dividend obligation as of March 31, 2002. The decrease in the policyholder dividend obligation of $64.4 million pre-tax, consists of $26.2 million of pre-tax losses for the period January 1, 2002 to March 31, 2002 and the unrealized losses on assets in the closed block for the period January 1, 2002 to March 31, 2002 of $38.2 million, pre-tax.


                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

    The following sets forth certain summarized financial information relating to the closed block as of March 31, 2002 and December 31, 2001 (in millions):

                                                                                   2002               2001
                                                                              ---------------     --------------
         LIABILITIES:
         Policy liabilities and accruals and policyholder deposit funds     $         9,202.2   $        9,150.2
         Policyholder dividends payable                                                 366.4              357.3
         Policyholder dividend obligation                                               102.8              167.2
         Other closed block liabilities                                                  62.5               57.0
                                                                              ---------------     --------------
         Total closed block liabilities                                               9,733.9            9,731.7
                                                                              ---------------     --------------
         ASSETS:
         Available-for-sale debt securities at fair value                             5,812.0            5,734.2
         Mortgage loans                                                                 380.5              386.5
         Policy loans                                                                 1,399.8            1,407.1
         Deferred income taxes                                                          391.9              392.6
         Investment income due and accrued                                              127.4              125.3
         Net due and deferred premiums                                                   39.5               41.1
         Cash and cash equivalents                                                      162.7              239.7
         Other closed block assets                                                       43.4               14.8
                                                                              ---------------     --------------
         Total closed block assets                                                    8,357.2            8,341.3
         Excess of reported closed block liabilities over closed block assets representing maximum future earnings to be recognized
            from closed block assets and liabilities                       $         1,376.7   $        1,390.4
                                                                            =================    ==============

         CHANGE IN POLICYHOLDER DIVIDEND OBLIGATION:
         Balance at beginning of period                                     $           167.2   $          115.5
         Change during the period                                                       (64.4)              51.7
                                                                              ---------------     --------------
         Balance at end of period                                           $           102.8   $          167.2
                                                                            =================    ==============

The following sets forth certain summarized financial information relating to the closed block for the quarter ended March 31, 2002 (in millions):

         REVENUES:
         Premiums                                                           $           248.7
         Net investment income                                                          138.8
         Realized investment losses, net                                                (36.1)
                                                                              ---------------
         Total revenues                                                                 351.4
                                                                              ---------------
         EXPENSES:
         Benefits to policyholders                                                      253.5
         Other operating costs and expenses                                               2.8
         Change in policyholder dividend obligation                                     (26.2)
         Dividends to policyholders                                                     100.2
                                                                              ---------------
         Total benefits and expenses                                                    330.3
                                                                              ---------------
         Contribution from the closed block, before income taxes                         21.1
         Income tax expense                                                               7.4
                                                                              ---------------
         Contributions from closed block, after income taxes                $            13.7
                                                                            =================

7.   DISCONTINUED REINSURANCE OPERATIONS

     In 1999, Phoenix Life exited its reinsurance operations through a combination of sale, reinsurance and placement of certain components into run-off. The reinsurance segment consisted primarily of individual life reinsurance operations as well as group accident and health reinsurance business. Phoenix Life placed the retained group

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     accident and health reinsurance business into run-off. Phoenix Life adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, Phoenix Life remained liable for claims under those contracts.

     Phoenix Life has reviewed its estimates of future losses related to the group accident and health reinsurance business as well as future expenses associated with managing the run-off. Based on the most recent information available, Phoenix Life did not recognize any additional reserve provisions during the first three months of 2002.

     Phoenix Life's reserves and aggregate excess of loss reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix Life expects to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

     A significant portion of the claims arising from the discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. ("Unicover"). Unicover organized and managed a group, or pool, of insurance companies ("Unicover pool") and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. Phoenix Life was a member of the Unicover pool. Phoenix Life terminated its participation in the Unicover pool effective March 1, 1999.

     Phoenix Life is involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, Phoenix Life is involved in several disputes in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

     Further, Phoenix Life was, along with Sun Life Assurance of Canada ("Sun Life") and Cologne Life Reinsurance Company ("Cologne Life"), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, Phoenix Life joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, Phoenix Life and Sun Life sought to cancel their retrocession agreement on the grounds that material misstatements and nondisclosures were made to them about, among other things, the amount of risks they would be reinsuring. The arbitration proceedings are ongoing only with respect to the Unicover pool, because Phoenix Life, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000.

     In its capacity as a retrocessionaire of the Unicover business, Phoenix Life had an extensive program of its own reinsurance in place to protect it from financial exposure to the risks it had assumed. Currently, Phoenix Life is involved in separate arbitration proceedings with certain of its own retrocessionaires which are seeking on various grounds to avoid paying any amounts to Phoenix Life. Most of these proceedings remain in their preliminary phases. Because the same retrocession program that covers Phoenix Life's Unicover business covers a significant portion of its other remaining group accident and health reinsurance business, Phoenix Life could have additional material losses if one or more of its retrocessionaires successfully avoids its obligations.

     A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which Phoenix Life participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and Phoenix Life believes that similar discussions will follow for the remaining years. Although Phoenix Life is

                         PHOENIX LIFE INSURANCE COMPANY
           (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
            NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

     vigorously defending its contractual rights, Phoenix Life is actively involved in the attempt to reach negotiated business solutions.

     Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, that future developments will not have a material effect on Phoenix Life's consolidated financial position.

     The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $20.7 million and $20.8 million as of March 31, 2002 and December 31, 2001, respectively.

     There were no discontinued reinsurance operating results for the three months ended March 31, 2002 and 2001 because the operations were discontinued prior to January 1, 2001.

8.   COMMITMENTS AND CONTINGENCIES

     Certain group accident and health reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. See note 7, "Discontinued Operations."

     Phoenix Life makes off-balance sheet commitments related to venture capital partnerships. As of March 31, 2002, total unfunded capital commitments were $162.0 million.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements
              Consolidated financial information is included in Part A. The financial statements are included in Part B.
         (b)  Exhibits
              (1) Resolution of Board of Directors Establishing Separate Account filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999,
                      Registration No. 2-78020 and is incorporated herein by reference.
              (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 is incorporated herein by reference.


              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000*.


                 (b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 is incorporated herein by reference.
              (4)     Form of Contract (Retirement Planner's Edge).
              (5)     Form of Application (Retirement Planner's Edge).

              (6)(a) Charter and by-laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992, Registration No. 2-78020 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 are incorporated herein by reference.


                 (b) Amended and Restated By-laws of Phoenix Life Insurance Company, effective March 1, 2002.*


              (7)     Not Applicable.
              (8)     Not Applicable.
              (9)     Written Opinion and Consent of Richard J. Wirth, Esq.*
              (10)(a) Written Consent of PricewaterhouseCoopers LLP*
              (10)(b) Written Consent of Brian A. Giantonio, Esq.*
              (11)    Not Applicable.
              (12)    Not Applicable.
              (13)(a) Explanation of Yield and Effective Yield Calculation filed via Edgar with registrant's Post-Effective Amendment
                      No. 24 on April 24, 1996, Registration No. 2-78020 and is incorporated herein by reference.
                  (b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on
                      April 24, 1996, Registration No. 2-78020 and is incorporated herein by reference.


--------------
*Filed herewith.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           NAME                              PRINCIPAL OCCUPATION
           ----                              --------------------
           DIRECTORS

           Sal H. Alfiero                    Chairman and Chief Executive Officer
                                             Protective Industries LLC
                                             Buffalo, NY
                                             Various positions with Mark IV Industries

           J. Carter Bacot                   Director (retired Chairman and Chief Executive Officer)
                                             The Bank of New York
                                             New York, NY


           Peter C. Browning                 Dean
                                             McColl School of Business
                                             Charlotte, NC
                                             Chairman of the Board, NUCOR
                                             Various positions with Sunoco Products Company


           Arthur P. Byrne                   President, Chief Executive Officer and Chairman
                                             The Wiremold Company
                                             West Hartford, CT
                                             Various positions with The Wiremold Company


           Sanford Cloud, Jr.                President and Chief Executive Officer,
                                             The National Conference for Community and Justice
                                             New York, NY


           Richard N. Cooper                 Mauritus C. Boas Professor
                                             Center for International Affairs
                                             Harvard University
                                             Cambridge, MA
                                             Formerly Chairman of Central Intelligence Agency; Professor, Harvard
                                             University


           Gordon J. Davis, Esq.             Partner
                                             LeBoeuf, Lamb, Greene & MacRae
                                             New York, NY
                                             Formerly Partner of LeBoeuf, Lamb, Greene & MacRae

           Robert W. Fiondella*              Chairman of the Board and Chief Executive Officer
                                             The Phoenix Companies, Inc.
                                             Hartford, CT
                                             Various positions with Phoenix Life Insurance Company
                                             and its various subsidiaries

           Ann Maynard Gray                  Director of The Phoenix Companies, Inc. Director of Duke Energy Corporation
                                             and Elan Corporation PLC and a trustee for J.P. Morgan Funds.
                                             Formerly, President of the Diversified Publishing Group of Capital
                                             Cities/ABC, Inc. from 1991 to 1999.

           John E. Haire                     Executive Vice President
                                             Time Inc.
                                             New York, NY
                                             Executive Vice President, Time, Inc.
                                             Formerly Publisher, Time Magazine


           NAME                              PRINCIPAL OCCUPATION
           ----                              --------------------
           DIRECTORS

           Jerry J. Jasinowski               President
                                             National Association of Manufacturers
                                             Washington, D.C.
                                             Various positions with National Association of Manufacturers

           Thomas S. Johnson                 Chairman and Chief Executive Officer
                                             Greenpoint Financial Corporation
                                             New York, NY


           John W. Johnstone                 Retired
                                             Formerly Chairman and Chief Executive Officer, Olin Corporation

           Marilyn E. LaMarche               Limited Managing Director
                                             Lazard Freres & Co. LLC
                                             New York, NY
                                             Various positions with Lazard Freres & Co. LLC


           Philip R. McLoughlin**            Executive Vice President and Chief Investment Officer
                                             The Phoenix Companies, Inc.
                                             Hartford, CT
                                             Various positions with Phoenix Life Insurance Company
                                             and its various subsidiaries


           Robert F. Vizza                   President
                                             Dolan Foundations
                                             Woodbury, NY
                                             Formerly President, Lustgarten Pancreatic Cancer Research Foundation and the
                                             Dolan Foundations; President and Chief Executive Officer,
                                             St. Francis Hospital

           Robert G. Wilson                  Retired.  Consultant for thePit.com; Consultant for Logistics.com and
                                             LendingTree.com


           Dona D. Young*                    President and Chief Operating Officer
                                             The Phoenix Companies, Inc.
                                             Hartford, CT
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries


           EXECUTIVE OFFICERS
           Carl T. Chadburn*                 Executive Vice President
                                             Executive Vice President, The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Robert W. Fiondella*              Chairman and Chief Executive Officer
                                             Chairman of the Board and Chief Executive Officer, The Phoenix Companies,
                                             Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Philip R. McLoughlin**            Executive Vice President
                                             Executive Vice President and Chief Investment Officer, The Phoenix
                                             Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries


           NAME                              PRINCIPAL OCCUPATION
           ----                              --------------------
           EXECUTIVE OFFICERS
           Coleman D. Ross                   Executive Vice President and Chief Financial Officer
                                             Executive Vice President and Chief Financial Officer, The Phoenix Companies,
                                             Inc.
                                             Formerly Executive Vice-President and Chief Financial Officer of Trenwick
                                             Group Ltd.; formerly a partner with PricewaterhouseCoopers.


           David W. Searfoss*                Executive Vice President
                                             Executive Vice President,
                                             The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company
                                             and its various subsidiaries

           Simon Y. Tan*                     Executive Vice President
                                             Executive Vice President, The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Dona D. Young*                    President and Chief Operating Officer
                                             President and Chief Operating Officer, The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company
                                             and its various subsidiaries

           SENIOR OFFICERS

           Michael J. Gillotti*              Senior Vice President
                                             Senior Vice President of The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries


           Joseph E. Kelleher****            Senior Vice President
                                             Senior Vice President of The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Robert G. Lautensack*             Senior Vice President
                                             Senior Vice President of The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries


           Bonnie J. Malley                  Senior Vice President and Chief Accounting Officer
                                             Senior Vice President and Chief Accounting Officer of The Phoenix Companies,
                                             Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Sharry A. Manetta*                Senior Vice President
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries
                                             Formerly Chief Executive Officer and Chief Financial Officer of
                                             HealthRight, Inc.; Consultant - self employed

           Maura L. Melley*                  Senior Vice President
                                             Senior Vice President of The Phoenix Company, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Gina C. O'Connell**               Senior Vice President
                                             Senior Vice President, Life and Annuity Operations,
                                             The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           NAME                              PRINCIPAL OCCUPATION
           ----                              --------------------
           SENIOR OFFICERS
           Charles L. Olson***               Senior Vice President
                                             Senior Vice President of The Phoenix Company, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries; various positions with Phoenix Duff and Phelps

           Richard R. Paton*                 Senior Vice President
                                             Senior Vice President of The Phoenix Company, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries;
                                             Formerly Chief Risk Management, MPTN Foxwoods Casino Resort; Director,
                                             Corporate Risk Management, Berkshire Health Systems

           Robert E. Primmer*                Senior Vice President
                                             Senior Vice President of The Phoenix Company, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries

           Tracy L. Rich*                    Senior Vice President
                                             Senior Vice President of The
                                             Phoenix Company, Inc. Various
                                             positions with Phoenix Life
                                             Insurance Company and its various
                                             subsidiaries Formerly held various
                                             positions with Massachusetts Mutual
                                             Life; various positions with
                                             Connecticut Mutual Life

           Christopher M. Wilkos**           Senior Vice President
                                             Senior Vice President of The Phoenix Company, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries;
                                             Formerly Vice President, Portfolio Strategy, Connecticut Mutual Life
                                             Insurance Company

           Walter H. Zultowski*              Senior Vice President
                                             Senior Vice President of The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life Insurance Company and its various subsidiaries
                                             Formerly Senior Vice President, LIMRA International

           *    The principal business address of this individual is One American Row, Hartford, CT
           **   The principal business address of this individual is 56 Prospect Street, Hartford, CT
           ***  The principal business address of this individual is 38 Prospect Street, Hartford, CT.
           **** The principal business address of this individual is 111 Founders Plaza, Suite 400, East Hartford, CT


ITEM 26.    NOT APPLICABLE

ITEM 27.    NUMBER OF CONTRACT OWNERS



     On August 1, 2002, there were 326 Contract owners.



ITEM 28.    INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.
                                      C-5

     To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)      is or was a Director, officer or employee of the Company; or


     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise is any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS


      1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus.


           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)   Directors and Officers of PEPCO


                 NAME                    POSITION
                 ----                    --------

                 Stephen D. Gresham*     Executive Vice President, Chief Sales
                                         and Marketing Officer
                 Michael E. Haylon*      Director
                 Philip R. McLoughlin*   Director and Chairman
                 William R. Moyer*       Director, Executive Vice President,
                                         Chief Financial Officer and Treasurer
                 John F. Sharry*         President, Private Client Group


               * The business address of this individual is 56 Prospect Street,
                 Hartford, CT

           (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.    MANAGEMENT SERVICES

     Not applicable.

ITEM 32.    UNDERTAKINGS

    Not applicable.

                                   SIGNATURES



    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 9th day of August, 2002.



                                      PHOENIX LIFE INSURANCE COMPANY


                                      By:
                                           ---------------
                                      *Robert W. Fiondella
                                       Chief Executive Officer


                                      PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT


                                      By:
                                         -----------------
                                      *Robert W. Fiondella
                                       Chief Executive Officer
                                       of Phoenix Life Insurance Company




    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 9th day of August, 2002.



           SIGNATURE                          TITLE
           ---------                          -----

------------------------------------          Director
*Sal H. Alfiero

------------------------------------          Director
*J. Carter Bacot


------------------------------------          Director
*Peter C. Browning


------------------------------------          Director
*Arthur P. Byrne


------------------------------------          Director
*Sanford Cloud, Jr.


------------------------------------          Director
*Richard N. Cooper

------------------------------------          Director
*Gordon J. Davis

------------------------------------          Chairman of the Board and
*Robert W. Fiondella                          Chief Executive Officer
                                              (Principal Executive Officer)



                                              Director
------------------------------------
*Ann Maynard Gray

           SIGNATURE                          TITLE
           ---------                          -----

____________________________________          Director
*John E. Haire

____________________________________          Director
*Jerry J. Jasinowski

____________________________________          Director
*Thomas S. Johnson

____________________________________          Director
*John W. Johnstone

____________________________________          Director
*Marilyn E. LaMarche

____________________________________          Director, Executive Vice President
*Philip R. McLoughlin                         and Chief Investment Officer


____________________________________          Director
*Robert F. Vizza

____________________________________          Director
*Robert G. Wilson

____________________________________          Director, President and
*Dona D. Young                                Chief Operating Officer




By:  /s/ Richard J. Wirth
     ------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Powers of Attorney, copies of which are filed herewith.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New York, New York of the 5th day of April, 2002.


                                               /s/Marilyn E. LaMarche
                                               --------------------------------
                                               Marilyn E. LaMarche

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New Canaan, Connecticut of the 6 day of April, 2002.


                                              /s/ John W. Johnstone, Jr.
                                              ---------------------------------
                                              John W. Johnstone, Jr.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Buffalo, New York of the 5th day of April, 2002.


                                               /s/Sal H. Alfiero
                                               --------------------------------
                                               Sal H. Alfiero

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Old Brookville, New York of the 6 day of April, 2002.


                                              /s/Robert F. Vizza, Ph.D.
                                              ---------------------------------
                                              Robert F. Vizza, Ph.D.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Stamford, Connecticut of the 8 day of April, 2002.


                                               /s/Ann Maynard Gray
                                               --------------------------------
                                               Ann Maynard Gray

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Charlotte, North Carolina of the 5th day of April, 2002.


                                            /s/Peter C. Browning
                                            -----------------------------------
                                            Peter C. Browning

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Farmington, Connecticut of the 4th day of April, 2002.


                                                 /s/Sanford Cloud, Jr.
                                                 ------------------------------
                                                 Sanford Cloud, Jr.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New York, New York of the 4th day of April, 2002.


                                               /s/Thomas S. Johnson
                                               --------------------------------
                                               Thomas S. Johnson

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Hartford, Connecticut of the 4 day of April, 2002.


                                                 /s/Dona D. Young
                                                 -------------------------------
                                                 Dona D. Young

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Hartford, Connecticut of the 5th day of April, 2002.


                                               /s/Philip R. McLoughlin
                                               ---------------------------------
                                               Philip R. McLoughlin

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in Hartford, Connecticut of the 4th day of April, 2002.


                                                /s/Robert W. Fiondella
                                                --------------------------------
                                                Robert W. Fiondella

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in New York, New York of the 15th day of April, 2002.


                                                  /s/John E. Haire
                                                  ------------------------------
                                                  John E. Haire

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John H. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to the registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney in West Hartford, Connecticut of the 25th day of April, 2002.


                                                 /s/Arthur P. Byrne
                                                 -------------------------------
                                                 Arthur P. Byrne

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in Key Biscayne, FL of the 1st day of July 2002.


                                            /s/ Robert G. Wilson
                                            -----------------------------------
                                            Robert G. Wilson

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in Cambridge, MA of the 2 day of July 2002.


                                            /s/ Richard N. Cooper
                                            ----------------------------------
                                            Richard N. Cooper, Ph.D.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in New York, NY of the 1st day of July 2002.

                                            /s/ Gordon J. Davis
                                            -----------------------------------
                                            Gordon J. Davis, Esq.

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in Washington, DC of the 1 day of July 2002.

                                            /s/ Jerry J. Jasinowski
                                            ------------------------------------
                                            Jerry J. Jasinowski

                                POWER OF ATTORNEY

         The undersigned, being a director of Phoenix Life Insurance Company, does hereby constitute and appoint each of John M. Beers, Carole A. Masters, Tracy L. Rich and Richard J. Wirth as my true and lawful attorney and agent, and each of them, with full power to act with the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of Phoenix Life Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by Phoenix Life Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms my signature as it may be signed by said attorneys and agents. This instrument shall not be affected by our subsequent disability or incompetence.

         We hereby further revoke any and all powers of attorney previously given to us with respect to said Phoenix Life Insurance Company, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         IN WITNESS WHEREOF, the undersigned has duly executed this power or attorney in New York, NY of the 9th day of July 2002.


                                            /s/ J. Carter Bacot
                                            -----------------------------------
                                            J. Carter Bacot